SEC File Nos.2-26516
811-1435

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No.  66
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No.  35

AMCAP FUND, INC.
(Exact Name of Registrant as specified in charter)
333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)
Registrant's telephone number, including area code:
(213) 486-9200

Julie F. Williams
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)


Copies to:
Eric A.S. Richards, Esq.
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, California  90071
(Counsel for the Registrant)

Approximate date of proposed public offering:
It is proposed that this filing become effective on March 15, 2001, pursuant to paragraph (b) of rule 485.

                                AMCAP Fund/(R)/

                                   Prospectus

         TABLE OF CONTENTS
-----------------------------------------------------
  1       Risk/Return Summary
-----------------------------------------------------
  4       Fees and Expenses of the Fund
-----------------------------------------------------
  5       Investment Objective, Strategies and Risks
-----------------------------------------------------
  8       Management and Organization
-----------------------------------------------------
  9       Shareholder Information
-----------------------------------------------------
10        Choosing a Share Class
-----------------------------------------------------
12        Purchase and Exchange of Shares
-----------------------------------------------------
13        Sales Charges
-----------------------------------------------------
15        Sales Charge Reductions and Waivers
-----------------------------------------------------
16        Plans of Distribution
-----------------------------------------------------
17        How to Sell Shares
-----------------------------------------------------
18        Distributions and Taxes
-----------------------------------------------------
19        Financial Highlights
-----------------------------------------------------


                                 MARCH 15, 2001


 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
 OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS
 A CRIMINAL OFFENSE.

 RISK/RETURN SUMMARY

 The fund seeks to make your investment grow over time by investing primarily in stocks of U.S. companies with a record of above average long-term growth.

 The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. An investment in the fund is subject to risks, including the possibility that the fund's income and the value of its investments may fluctuate in response to economic, political or social events in the U.S. or abroad. The values of equity securities owned by the fund may be affected by events specifically involving the companies issuing those securities.

 Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

 YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                                         AMCAP FUND / PROSPECTUS

 HISTORICAL INVESTMENT RESULTS

 The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.



                 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
   (Results do not include a sales charge; if one were included, results would be lower.)
  [bar chart]
 1991   36.88%
 1992    7.19%
 1993   11.01%
 1994   -0.24%
 1995   28.71%
 1996   14.16%
 1997   30.55%
 1998   30.02%
 1999   21.78%
 2000    7.50%
 [end bar chart]


    The fund's highest/lowest quarterly results during this time period were:

        HIGHEST              22.00%  (quarter ended December 31, 1998)
        LOWEST               -8.62%  (quarter ended September 30, 1998)

AMCAP FUND / PROSPECTUS

 Unlike the bar chart on the previous page, the table below reflects the fund's results with the maximum initial or deferred sales charge imposed, as required by Securities and Exchange Commission rules. Class A share results reflect the maximum initial sales charge of 5.75%. Sales charges are reduced for purchases of $25,000 or more. Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividend and capital gain distributions.

 Since the fund's Class B shares began investment operations on March 15, 2000 and Class C and F shares began investment operations on March 15, 2001, comparable results for those classes are not available for the 2000 calendar year.

 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 2000:
 ------------------------------------------------------------------------------
                                    ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
 Class A - began 5/1/67
 (with the maximum sales charge       1.29%     19.05%     17.46%      13.67%
 imposed)
 ------------------------------------------------------------------------------
 S&P 500/1/                          -9.11%     18.29%     17.41%      12.02%
 ------------------------------------------------------------------------------
 Consumer Price Index/2/              3.39%      2.54%      2.66%       5.05%
 ------------------------------------------------------------------------------


 1 The Standard & Poor's 500 Composite Index is a market capitalization-weighted measurement of changes in stock market conditions based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions or expenses.
 2 The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

                                                         AMCAP FUND / PROSPECTUS

 FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                      CLASS A   CLASS B   CLASS C    CLASS F
 --------------------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases (as a       5.75%/1/  none      none       none
 percentage of offering price)
 --------------------------------------------------------------------------------------------
 Maximum sales charge imposed on reinvested            none      none      none       none
 dividends
 --------------------------------------------------------------------------------------------
 Maximum deferred sales charge                        none/2/    5.00%/3/  1.00%/4/   none
 --------------------------------------------------------------------------------------------
 Redemption or exchange fees                           none      none      none       none
 --------------------------------------------------------------------------------------------

 1 Sales charges are reduced or eliminated for purchases of $25,000 or more.
 2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.
 3 Deferred sales charges are reduced after 12 months and eliminated after six years.
 4 Deferred sales charge is eliminated after 12 months.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                                           CLASS A  CLASS B/1/  CLASS C/1/   CLASS F/1/
 -------------------------------------------------------------------------------------------------------
 Management Fees                                            0.37%     0.37%       0.37%        0.37%
 -------------------------------------------------------------------------------------------------------
 Distribution and/or Service (12b-1) Fees/2/                0.23%     1.00%       1.00%        0.25%
 -------------------------------------------------------------------------------------------------------
 Other Expenses                                             0.08%     0.08%       0.18%        0.17%
 -------------------------------------------------------------------------------------------------------
 Total Annual Fund Operating Expenses                       0.68%     1.45%       1.55%        0.79%
 -------------------------------------------------------------------------------------------------------

 1 Based on estimated amounts for the current fiscal year.
 2 Class A and F 12b-1 fees may not exceed 0.25% and 0.50%, respectively, of the class' average net assets annually.

 EXAMPLE

 The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year and that the fund's operating expenses remain the same as shown above. The "Class A" example reflects the maximum initial sales charge in the first year. The "Class B- and Class C-assuming redemption" examples reflect applicable contingent deferred sales charges through six years and one year, respectively (after which times they are eliminated). The examples do not include fees charged by financial intermediaries, typically applicable mainly to Class F shares. Both Class B examples reflect Class A expenses for years 9 and 10 since Class B shares automatically convert to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions, your cumulative expenses would be:

                                             ONE YEAR         THREE YEARS         FIVE YEARS         TEN YEARS
 Class A                                       $640               $780               $932              $1,373
 ----------------------------------------------------------------------------------------------------------------------------------
 Class B - assuming redemption                 $648               $859               $992              $1,526
 -------------------------------------------------------------------------------------------------------------------
 Class B - assuming no redemption              $148               $459               $792              $1,526
 -------------------------------------------------------------------------------------------------------------------
 Class C - assuming redemption                 $258               $490               $845              $1,845
 -------------------------------------------------------------------------------------------------------------------
 Class C - assuming no redemption              $158               $490               $845              $1,845
 -------------------------------------------------------------------------------------------------------------------
 Class F - excludes intermediary fees/*/       $ 81               $252               $439              $  978
 -------------------------------------------------------------------------------------------------------------------
 *Fees charged by financial intermediaries are independent of fund expenses and will increase the overall cost of your investment.  Intermediary fees typically range from 0.50% to 3.00% of assets annually depending on services offered.

AMCAP FUND / PROSPECTUS

 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

 The fund's investment objective is to provide you with long-term growth of capital. It invests primarily in common stocks of issuers located in the U.S.

 The values of equity securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned in the fund, adverse conditions affecting the general economy, overall market declines, world political, social and economic instability, and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

 The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective, but it also would reduce the fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.

 The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

                                                         AMCAP FUND / PROSPECTUS

 ADDITIONAL INVESTMENT RESULTS

 Unlike the investment results table shown on an earlier page, the table below reflects the fund's results calculated without a sales charge.


 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000:
                                    ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
 Class A - began 5/1/67               7.50%     20.46%     18.16%      13.87%
 (with no sales charge imposed)
 ------------------------------------------------------------------------------
 S&P 500/1/                          -9.11%     18.29%     17.41%      12.02%
 ------------------------------------------------------------------------------
 Lipper Multi-Cap Core Funds         -2.96%     16.23%     16.63%      11.41%
 Average/2/
 ------------------------------------------------------------------------------
 S&P MidCap 400 Index/3/             17.50%     20.41%     19.86%        N/A
 ------------------------------------------------------------------------------


 1 The Standard & Poor's 500 Composite Index is a market capitalization-weighted measurement of changes in stock market conditions based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions or expenses.
 2 The Lipper Multi-Cap Core Funds Average consists of funds which, by portfolio practice, invest in a variety of market capitalization ranges. Multi-Cap Core Funds have wide latitude in the companies in which they invest. These funds will normally have an average price-to-earnings ratio when compared to the U.S. diversified multi-cap equity funds universe. The results of the underlying funds in the average include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions but do not reflect sales charges.
 3 The Standard & Poor's MidCap 400 Index consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. MidCap companies represented in this index typically have market capitalizations between $1-$5 billion. It is a market-value weighted index (stock price times shares outstanding), with each stock affecting the index in proportion to its market value. This index is unmanaged and does not reflect sales charges, commissions or expenses. This index was not in existence as of the date the fund's Class A shares began investment operations; therefore, lifetime results are not available.

AMCAP FUND / PROSPECTUS

 HOLDINGS BY INDUSTRY AS OF FEBRUARY 29, 2000

 [pie chart]
 Data Processing & Reproduction 12.42%
 Electronic Components 10.94%
 Broadcasting & Publishing 10.12%
 Business Services 9.48%
 Health & Personal Care 7.90%
 Other Industries 32.89%
 Cash & Cash Equivalents 16.25%
 [end pie chart]

                                                              PERCENT OF
 LARGEST INDIVIDUAL EQUITY HOLDINGS AS OF FEBRUARY 29, 2000   NET ASSETS
 -------------------------------------------------------------------------
 Medtronic                                                       3.41%
 -------------------------------------------------------------------------
 Time Warner                                                     2.94
 -------------------------------------------------------------------------
 Texas Instruments                                               2.75
 -------------------------------------------------------------------------
 Robert Half International                                       2.54
 -------------------------------------------------------------------------
 Viacom                                                          2.47
 -------------------------------------------------------------------------
 Cisco Systems                                                   2.00
 -------------------------------------------------------------------------
 AT&T Liberty Media Group                                        1.96
 -------------------------------------------------------------------------
 Computer Associates International                               1.90
 -------------------------------------------------------------------------
 Lexmark International Group                                     1.89
 -------------------------------------------------------------------------
 Analog Devices                                                  1.78



 Because the fund is actively managed, its holdings will change from time to time.

                                                         AMCAP FUND / PROSPECTUS

 MANAGEMENT AND ORGANIZATION

 INVESTMENT ADVISER

 Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier under "Fees and Expenses of the Fund."

 MULTIPLE PORTFOLIO COUNSELOR SYSTEM

 Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for AMCAP Fund are:



 PORTFOLIO COUNSELOR/ FUND                             PRIMARY TITLE WITH INVESTMENT ADVISER
 TITLE (IF APPLICABLE)           COUNSELOR SINCE       (OR AFFILIATE) AND INVESTMENT EXPERIENCE
 ------------------------------------------------------------------------------------------------------
 R. MICHAEL SHANAHAN                   1986            Chairman of the Board and Principal Executive
 Chairman of the Board and                             Officer, Capital Research and Management Company
 Principal Executive Officer                           Investment professional with Capital Research
                                                       and Management Company or affiliate since 1965

 ------------------------------------------------------------------------------------------------------
 CLAUDIA P. HUNTINGTON         1996 (14 years as a     Senior Vice President, Capital Research and
 President and Director       research professional    Management Company
                                  for the fund)        Capital Research and Management Company or
                                                       affiliate since 1975
 ------------------------------------------------------------------------------------------------------
 TIMOTHY D. ARMOUR              1996 (8 years as a     Chairman and Chief Executive Officer, Capital
 Senior Vice President        research professional    Research Company
                                   for the fund)       Investment professional with Capital Research
                                                       and Management Company or affiliate since 1983
 ------------------------------------------------------------------------------------------------------
 C. ROSS SAPPENFIELD            1999 (6 years as a     Vice President, Capital Research Company
 Vice President               research professional    Investment professional with Capital Research
                                  for the fund)        and Management Company or affiliate since 1992
 ------------------------------------------------------------------------------------------------------

AMCAP FUND / PROSPECTUS

 SHAREHOLDER INFORMATION

 SHAREHOLDER SERVICES

 American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS

                     Call toll-Free from anywhere in the U.S.
                               (8 a.m. to 8 p.m. ET):
                                   800/421-0180

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 2205      P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Brea, California   San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
92822-2205         78265-9522          46206-6007             23501-2280
Fax: 714/671-7080  Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773


 A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN FUNDS SHAREHOLDERS TITLED "WELCOME TO THE FAMILY." Both are available by writing or calling American Funds Service Company.

                                                         AMCAP FUND / PROSPECTUS

 CHOOSING A SHARE CLASS

 The fund offers four different classes of shares. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. WHEN YOU PURCHASE SHARES OF THE FUND, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES.

 Shares of the fund may be purchased through various investment programs or accounts, including many types of retirement plans. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

 Factors you should consider in choosing a class of shares include:

 . How long you expect to own the shares

 . How much you intend to invest

 . Total expenses associated with owning shares of each class

 . Whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver)

 . Class B and C shares generally are not available to certain retirement plans, including employer-sponsored retirement plans such as 401(k) plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans

 . Class F shares are generally only available to fee-based programs of investment firms and registered investment advisers that have special agreements with the fund's distributor

 EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

AMCAP FUND / PROSPECTUS

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES

  CLASS A SHARES
 ------------------------------------------------------------------------------
  Initial sales charge        up to 5.75% (reduced or eliminated for purchases
                              of $25,000 or more)
  Contingent deferred sales   none (except on certain redemptions on purchases
  charge                      of $1 million or more bought without an initial
                              sales charge)
  12b-1 fees                  up to 0.25% annually
  Dividends                   higher than other classes due to lower annual
                              expenses
  Purchase maximum            none
  Conversion                  none
  CLASS B SHARES
 ------------------------------------------------------------------------------
  Initial sales charge        none
  Contingent deferred sales   starts at 5.00% and declines each year until it
  charge                      reaches 0% after six years
  12b-1 fees                  1.00% annually
  Dividends                   lower than Class A and F shares due to higher
                              distribution fees and other expenses
  Purchase maximum            $100,000
  Conversion                  automatic conversion to Class A shares after
                              eight years, reducing future annual expenses
  CLASS C SHARES
 ------------------------------------------------------------------------------
  Initial sales charge        none
  Contingent deferred sales   1.00% if shares are sold within one year after
  charge                      being purchased
  12b-1 fees                  1.00% annually
  Dividends                   lower than Class A and F shares due to higher
                              distribution fees and other expenses
  Purchase maximum            $500,000
  Conversion                  automatic conversion to Class F shares after ten
                              years, reducing future annual expenses
  CLASS F SHARES
 ------------------------------------------------------------------------------
  Initial sales charge        none
  Contingent deferred sales   none
  charge
  12b-1 fees                  currently 0.25% annually (may not exceed 0.50%
                              annually)
  Dividends                   higher than Class B and C shares due to lower
                              distribution fees, but typically lower than Class
                              A shares due to higher other expenses
  Purchase maximum            none
  Conversion                  none
 ------------------------------------------------------------------------------

                                                         AMCAP FUND / PROSPECTUS

 PURCHASE AND EXCHANGE OF SHARES

 PURCHASE OF CLASS A, B AND C SHARES

 Generally, you may open an account and purchase Class A, B and C shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

 PURCHASE OF CLASS F SHARES

 Generally, you may only open an account and purchase Class F shares through fee-based programs of investment firms and registered investment advisers with special agreements with the fund's distributor. These firms and advisers typically charge ongoing fees for services they provide.

 EXCHANGE

 Generally, you may exchange your shares into shares of the same class of other funds in The American Funds Group without a sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

 Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regarding electronic exchanges.

 THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON, INCLUDING PURCHASES WHICH ARE PART OF EXCHANGE ACTIVITY THAT COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND.


 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
 To establish an account (including retirement plan accounts)   $    250
   For a retirement plan account through payroll deduction      $     25
 To add to an account                                           $     50
   For a retirement plan account through payroll deduction      $     25
 ------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS B SHARES                            $100,000
 ------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS C SHARES                            $500,000
 ------------------------------------------------------------------------

AMCAP FUND / PROSPECTUS

 SHARE PRICE

 The fund calculates its share price, also called net asset value, as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. The fund has adopted procedures to make "fair value" determinations when reliable market prices for particular securities are not available.

 Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

 SALES CHARGES

 CLASS A

 The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below.


                             SALES CHARGE AS A PERCENTAGE OF
                             ----------------------------------
                                                                    DEALER
                                                    NET           COMMISSION
                                OFFERING          AMOUNT           AS % OF
 INVESTMENT                       PRICE          INVESTED       OFFERING PRICE
 ------------------------------------------------------------------------------
 Less than $25,000                5.75%            6.10%            5.00%
 ------------------------------------------------------------------------------
 $25,000 but less than            5.00%            5.26%            4.25%
 $50,000
 ------------------------------------------------------------------------------
 $50,000 but less than            4.50%            4.71%            3.75%
 $100,000
 ------------------------------------------------------------------------------
 $100,000 but less than           3.50%            3.63%            2.75%
 $250,000
 ------------------------------------------------------------------------------
 $250,000 but less than           2.50%            2.56%            2.00%
 $500,000
 ------------------------------------------------------------------------------
 $500,000 but less than           2.00%            2.04%            1.60%
 $750,000
 ------------------------------------------------------------------------------
 $750,000 but less than $1        1.50%            1.52%            1.20%
 million
 ------------------------------------------------------------------------------
 $1 million or more and
 certain other investments        none             none             none
 described below
 ------------------------------------------------------------------------------


 CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

 INVESTMENTS OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF SHARES ARE SOLD WITHIN ONE YEAR OF PURCHASE.
  Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through retirement plans, endowments or

                                                         AMCAP FUND / PROSPECTUS
 foundations with $50 million or more in assets, and investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plan of Distribution (see below).

 CLASS B AND C

 Class B and C shares are sold without any initial sales charge. American Funds Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

 For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase. For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

 CLASS B SHARES SOLD WITHIN YEAR       1    2    3    4    5     6
 --------------------------------------------------------------------
 CONTINGENT DEFERRED SALES CHARGE      5%   4%   4%   3%   2%    1%


 Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers for Class B and C Shares" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first and then shares that you have owned the longest.

 See "Plans of Distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

 CONVERSION OF CLASS B AND C SHARES

 Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should their position change, shareholders would still have the option of converting but may face certain tax consequences.

AMCAP FUND / PROSPECTUS

 SALES CHARGE REDUCTIONS AND WAIVERS

 You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your Class A sales charge or waiver of your Class B or C contingent deferred sales charge.

 REDUCING YOUR CLASS A SALES CHARGE

 You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or, for instance:

 . trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust.

 . solely controlled business accounts.

 . single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in any class of shares of the American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to determine your Class A sales charge. Direct purchases of money market funds are excluded.

 STATEMENT OF INTENTION

 You can reduce the sales charge you pay on your Class A share purchases by establishing a Statement of Intention. A Statement of Intention allows you to combine all non-money market fund purchases of all share classes, as well as individual American Legacy variable annuity and life insurance policies you intend to make over a 13-month period, to determine the applicable sales charge. At your request, purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges which may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

                                                         AMCAP FUND / PROSPECTUS

 CONTINGENT DEFERRED SALES CHARGE WAIVERS FOR CLASS B AND C SHARES

 The contingent deferred sales charge on Class B and C shares may be waived in the following cases:

 . when receiving payments through systematic withdrawal plans (up to 12% of the value of each fund account);

 . when receiving required minimum distributions from retirement accounts upon reaching age 70 1/2; or

 . for redemptions due to death or post-purchase disability of the shareholder.

 PLANS OF DISTRIBUTION

 The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for annual expenses of up to 0.25% for Class A shares, 1.00% for Class B and C shares, and up to 0.50% for Class F shares. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The remaining expense for each share class may be used for distribution expenses.

 The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

 OTHER COMPENSATION TO DEALERS

 American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.

AMCAP FUND / PROSPECTUS

 HOW TO SELL SHARES

 Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

     -- Over $50,000;

     -- Made payable to someone other than the registered shareholder(s); or

     -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/:

 . Redemptions by telephone, fax, or computer (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

 TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE OR FUNDSLINE ONLINE

 Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

 Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

                                                         AMCAP FUND / PROSPECTUS

 DISTRIBUTIONS AND TAXES

 DIVIDENDS AND DISTRIBUTIONS

 The fund intends to distribute dividends to you, usually twice a year. Capital gains, if any, are usually distributed twice a year. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

 You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other American Fund, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

 TAXES ON DISTRIBUTIONS

 Distributions you receive from the fund may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation.

 For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

 TAXES ON TRANSACTIONS

 Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

 Please see your tax adviser for further information.

AMCAP FUND / PROSPECTUS

FINANCIAL HIGHLIGHTS/1/

The financial highlights table is intended to help you understand the fund's results for the past five years and is currently only shown for Class A and B shares. A similar table will be shown for Class C and F shares beginning with the fund's 2002 fiscal year end. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information, for Class A shares, has been audited by Deloitte & Touche LLP, except for the period ended August 31, 2000, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                         Net gains on
               Net asset                  securities                Dividends
                 value,        Net      (both realized  Total from  (from net   Distributions                   Net asset
              beginning of  investment       and        investment  investment  (from capital      Total      value, end of
Period ended     period       income     unrealized)    operations   income)       gains)      distributions     period
-----------------------------------------------------------------------------------------------------------------------------
  CLASS A:
8/31/2000/2/     $19.00       $.10/3/       $1.62/3/      $1.72        -           $(1.05)        $(1.05)        $19.67
    2000          17.84        .13           3.61          3.74       $(.10)        (2.48)         (2.58)         19.00
    1999          16.93        .12           3.21          3.33        (.13)        (2.29)         (2.42)         17.84
    1998          14.60        .10           4.80          4.90        (.10)        (2.47)         (2.57)         16.93
    1997          14.40        .12           1.51          1.63        (.12)        (1.31)         (1.43)         14.60
    1996          12.28        .16           3.32          3.48        (.17)        (1.19)         (1.36)         14.40

  CLASS B:
8/31/2000/2/      19.06        .03/3/        1.55/3/       1.58        -            (1.05)         (1.05)         19.59

                                            Ratio of     Ratio of
                             Net assets,   expenses to   income to
                            end of period  average net  average net     Portfolio
Period ended  Total return  (in millions)    assets       assets      turnover rate
------------------------------------------------------------------------------------
  CLASS A:
8/31/2000/2/      9.35%        $7,787         .68%/4/     1.03%/4/       16.67%/5/
    2000         22.30          7,270         .68          .72           34.36
    1999         21.07          5,939         .67          .70           36.46
    1998         36.97          4,891         .68          .62           31.42
    1997         11.74          3,807         .69          .81           24.14
    1996         29.29          3,693         .71         1.16           35.16

  CLASS B:
8/31/2000/2/      8.58             15        1.47/4/       .24/4/        16.67/5/


1 The periods 1996 through 2000 represent fiscal years ended February 28 or 29.
 The periods ended August 31, 2000 represent, for Class A shares, the six-month period ended August 31, 2000, and, for Class B shares, the 169-day period ended August 31, 2000. Class B shares were not offered before March 15, 2000. Total return for Class B is based on activity during the period and thus is not representative of a full year. Total returns exclude all sales charges, including contingent deferred sales charges.

2 Unaudited

3 Based on average shares outstanding

4 Annualized

5 Represents portfolio turnover rate (equivalent for all share clsses) for the six months ended August 31, 2000.

                                                         AMCAP FUND / PROSPECTUS

 ---------------------------------------------------------
 NOTES

AMCAP FUND / PROSPECTUS

 ---------------------------------------------------------
 NOTES

                                                         AMCAP FUND / PROSPECTUS

 FOR SHAREHOLDER SERVICES                  American Funds Service Company
                                                             800/421-0180
 FOR RETIREMENT PLAN SERVICES    Call your employer or plan administrator
 FOR DEALER SERVICES                          American Funds Distributors
                                                     800/421-9900 Ext. 11
 FOR 24-HOUR INFORMATION                            American FundsLine(R)
                                                             800/325-3590
                                             American FundsLine OnLine(R)
                                             http://www.americanfunds.com


            Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

                            *     *     *     *     *

 MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

 ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

 STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

 The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

 HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

 If you would like to receive individual copies of these documents, or a free copy of the SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope
 Street, Los Angeles, California 90071.
 Investment Company File No. 811-1435
                                                       Printed on recycled paper
                                                                AMCAP-010-0301/B

THE FUND PROVIDES SPANISH TRANSLATIONS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS FOR THE FUND.

/s/ Julie F. Williams
Julie F. Williams
Secretary

                                AMCAP Fund/(R)/

                                   Prospectus

         TABLE OF CONTENTS
-----------------------------------------------------
  1       Risk/Return Summary
-----------------------------------------------------
  4       Fees and Expenses of the Fund
-----------------------------------------------------
  5       Investment Objective, Strategies and Risks
-----------------------------------------------------
  8       Management and Organization
-----------------------------------------------------
  9       Shareholder Information
-----------------------------------------------------
10        Choosing a Share Class
-----------------------------------------------------
12        Purchase and Exchange of Shares
-----------------------------------------------------
13        Sales Charges
-----------------------------------------------------
15        Sales Charge Reductions and Waivers
-----------------------------------------------------
16        Plans of Distribution
-----------------------------------------------------
17        How to Sell Shares
-----------------------------------------------------
18        Distributions and Taxes
-----------------------------------------------------
19        Financial Highlights
-----------------------------------------------------


                                 MARCH 15, 2001


 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
 OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS
 A CRIMINAL OFFENSE.

 RISK/RETURN SUMMARY

 The fund seeks to make your investment grow over time by investing primarily in stocks of U.S. companies with a record of above average long-term growth.

 The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. An investment in the fund is subject to risks, including the possibility that the fund's income and the value of its investments may fluctuate in response to economic, political or social events in the U.S. or abroad. The values of equity securities owned by the fund may be affected by events specifically involving the companies issuing those securities.

 Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

 YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                                         AMCAP FUND / PROSPECTUS

 HISTORICAL INVESTMENT RESULTS

 The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.



                 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
   (Results do not include a sales charge; if one were included, results would be lower.)
  [bar chart]
 1991   36.88%
 1992    7.19%
 1993   11.01%
 1994   -0.24%
 1995   28.71%
 1996   14.16%
 1997   30.55%
 1998   30.02%
 1999   21.78%
 2000    7.50%
 [end bar chart]


    The fund's highest/lowest quarterly results during this time period were:

        HIGHEST              22.00%  (quarter ended December 31, 1998)
        LOWEST               -8.62%  (quarter ended September 30, 1998)

AMCAP FUND / PROSPECTUS

 Unlike the bar chart on the previous page, the table below reflects the fund's results with the maximum initial or deferred sales charge imposed, as required by Securities and Exchange Commission rules. Class A share results reflect the maximum initial sales charge of 5.75%. Sales charges are reduced for purchases of $25,000 or more. Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividend and capital gain distributions.

 Since the fund's Class B shares began investment operations on March 15, 2000 and Class C and F shares began investment operations on March 15, 2001, comparable results for those classes are not available for the 2000 calendar year.

 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 2000:
 ------------------------------------------------------------------------------
                                    ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
 Class A - began 5/1/67
 (with the maximum sales charge       1.29%     19.05%     17.46%      13.67%
 imposed)
 ------------------------------------------------------------------------------
 S&P 500/1/                          -9.11%     18.29%     17.41%      12.02%
 ------------------------------------------------------------------------------
 Consumer Price Index/2/              3.39%      2.54%      2.66%       5.05%
 ------------------------------------------------------------------------------


 1 The Standard & Poor's 500 Composite Index is a market capitalization-weighted measurement of changes in stock market conditions based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions or expenses.
 2 The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

                                                         AMCAP FUND / PROSPECTUS

 FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                      CLASS A   CLASS B   CLASS C    CLASS F
 --------------------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases (as a       5.75%/1/  none      none       none
 percentage of offering price)
 --------------------------------------------------------------------------------------------
 Maximum sales charge imposed on reinvested            none      none      none       none
 dividends
 --------------------------------------------------------------------------------------------
 Maximum deferred sales charge                        none/2/    5.00%/3/  1.00%/4/   none
 --------------------------------------------------------------------------------------------
 Redemption or exchange fees                           none      none      none       none
 --------------------------------------------------------------------------------------------

 1 Sales charges are reduced or eliminated for purchases of $25,000 or more.
 2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.
 3 Deferred sales charges are reduced after 12 months and eliminated after six years.
 4 Deferred sales charge is eliminated after 12 months.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                                           CLASS A  CLASS B/1/  CLASS C/1/   CLASS F/1/
 -------------------------------------------------------------------------------------------------------
 Management Fees                                            0.37%     0.37%       0.37%        0.37%
 -------------------------------------------------------------------------------------------------------
 Distribution and/or Service (12b-1) Fees/2/                0.23%     1.00%       1.00%        0.25%
 -------------------------------------------------------------------------------------------------------
 Other Expenses                                             0.08%     0.08%       0.18%        0.17%
 -------------------------------------------------------------------------------------------------------
 Total Annual Fund Operating Expenses                       0.68%     1.45%       1.55%        0.79%
 -------------------------------------------------------------------------------------------------------

 1 Based on estimated amounts for the current fiscal year.
 2 Class A and F 12b-1 fees may not exceed 0.25% and 0.50%, respectively, of the class' average net assets annually.

 EXAMPLE

 The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year and that the fund's operating expenses remain the same as shown above. The "Class A" example reflects the maximum initial sales charge in the first year. The "Class B- and Class C-assuming redemption" examples reflect applicable contingent deferred sales charges through six years and one year, respectively (after which times they are eliminated). The examples do not include fees charged by financial intermediaries, typically applicable mainly to Class F shares. Both Class B examples reflect Class A expenses for years 9 and 10 since Class B shares automatically convert to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions, your cumulative expenses would be:

                                             ONE YEAR         THREE YEARS         FIVE YEARS         TEN YEARS
 Class A                                       $640               $780               $932              $1,373
 ----------------------------------------------------------------------------------------------------------------------------------
 Class B - assuming redemption                 $648               $859               $992              $1,526
 -------------------------------------------------------------------------------------------------------------------
 Class B - assuming no redemption              $148               $459               $792              $1,526
 -------------------------------------------------------------------------------------------------------------------
 Class C - assuming redemption                 $258               $490               $845              $1,845
 -------------------------------------------------------------------------------------------------------------------
 Class C - assuming no redemption              $158               $490               $845              $1,845
 -------------------------------------------------------------------------------------------------------------------
 Class F - excludes intermediary fees/*/       $ 81               $252               $439              $  978
 -------------------------------------------------------------------------------------------------------------------
 *Fees charged by financial intermediaries are independent of fund expenses and will increase the overall cost of your investment.  Intermediary fees typically range from 0.50% to 3.00% of assets annually depending on services offered.

AMCAP FUND / PROSPECTUS

 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

 The fund's investment objective is to provide you with long-term growth of capital. It invests primarily in common stocks of issuers located in the U.S.

 The values of equity securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned in the fund, adverse conditions affecting the general economy, overall market declines, world political, social and economic instability, and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

 The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective, but it also would reduce the fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.

 The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

                                                         AMCAP FUND / PROSPECTUS

 ADDITIONAL INVESTMENT RESULTS

 Unlike the investment results table shown on an earlier page, the table below reflects the fund's results calculated without a sales charge.


 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000:
                                    ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
 Class A - began 5/1/67               7.50%     20.46%     18.16%      13.87%
 (with no sales charge imposed)
 ------------------------------------------------------------------------------
 S&P 500/1/                          -9.11%     18.29%     17.41%      12.02%
 ------------------------------------------------------------------------------
 Lipper Multi-Cap Core Funds         -2.96%     16.23%     16.63%      11.41%
 Average/2/
 ------------------------------------------------------------------------------
 S&P MidCap 400 Index/3/             17.50%     20.41%     19.86%        N/A
 ------------------------------------------------------------------------------


 1 The Standard & Poor's 500 Composite Index is a market capitalization-weighted measurement of changes in stock market conditions based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions or expenses.
 2 The Lipper Multi-Cap Core Funds Average consists of funds which, by portfolio practice, invest in a variety of market capitalization ranges. Multi-Cap Core Funds have wide latitude in the companies in which they invest. These funds will normally have an average price-to-earnings ratio when compared to the U.S. diversified multi-cap equity funds universe. The results of the underlying funds in the average include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions but do not reflect sales charges.
 3 The Standard & Poor's MidCap 400 Index consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. MidCap companies represented in this index typically have market capitalizations between $1-$5 billion. It is a market-value weighted index (stock price times shares outstanding), with each stock affecting the index in proportion to its market value. This index is unmanaged and does not reflect sales charges, commissions or expenses. This index was not in existence as of the date the fund's Class A shares began investment operations; therefore, lifetime results are not available.

AMCAP FUND / PROSPECTUS

 HOLDINGS BY INDUSTRY AS OF FEBRUARY 29, 2000

 [pie chart]
 Data Processing & Reproduction 12.42%
 Electronic Components 10.94%
 Broadcasting & Publishing 10.12%
 Business Services 9.48%
 Health & Personal Care 7.90%
 Other Industries 32.89%
 Cash & Cash Equivalents 16.25%
 [end pie chart]

                                                              PERCENT OF
 LARGEST INDIVIDUAL EQUITY HOLDINGS AS OF FEBRUARY 29, 2000   NET ASSETS
 -------------------------------------------------------------------------
 Medtronic                                                       3.41%
 -------------------------------------------------------------------------
 Time Warner                                                     2.94
 -------------------------------------------------------------------------
 Texas Instruments                                               2.75
 -------------------------------------------------------------------------
 Robert Half International                                       2.54
 -------------------------------------------------------------------------
 Viacom                                                          2.47
 -------------------------------------------------------------------------
 Cisco Systems                                                   2.00
 -------------------------------------------------------------------------
 AT&T Liberty Media Group                                        1.96
 -------------------------------------------------------------------------
 Computer Associates International                               1.90
 -------------------------------------------------------------------------
 Lexmark International Group                                     1.89
 -------------------------------------------------------------------------
 Analog Devices                                                  1.78



 Because the fund is actively managed, its holdings will change from time to time.

                                                         AMCAP FUND / PROSPECTUS

 MANAGEMENT AND ORGANIZATION

 INVESTMENT ADVISER

 Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier under "Fees and Expenses of the Fund."

 MULTIPLE PORTFOLIO COUNSELOR SYSTEM

 Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for AMCAP Fund are:



 PORTFOLIO COUNSELOR/ FUND                             PRIMARY TITLE WITH INVESTMENT ADVISER
 TITLE (IF APPLICABLE)           COUNSELOR SINCE       (OR AFFILIATE) AND INVESTMENT EXPERIENCE
 ------------------------------------------------------------------------------------------------------
 R. MICHAEL SHANAHAN                   1986            Chairman of the Board and Principal Executive
 Chairman of the Board and                             Officer, Capital Research and Management Company
 Principal Executive Officer                           Investment professional with Capital Research
                                                       and Management Company or affiliate since 1965

 ------------------------------------------------------------------------------------------------------
 CLAUDIA P. HUNTINGTON         1996 (14 years as a     Senior Vice President, Capital Research and
 President and Director       research professional    Management Company
                                  for the fund)        Capital Research and Management Company or
                                                       affiliate since 1975
 ------------------------------------------------------------------------------------------------------
 TIMOTHY D. ARMOUR              1996 (8 years as a     Chairman and Chief Executive Officer, Capital
 Senior Vice President        research professional    Research Company
                                   for the fund)       Investment professional with Capital Research
                                                       and Management Company or affiliate since 1983
 ------------------------------------------------------------------------------------------------------
 C. ROSS SAPPENFIELD            1999 (6 years as a     Vice President, Capital Research Company
 Vice President               research professional    Investment professional with Capital Research
                                  for the fund)        and Management Company or affiliate since 1992
 ------------------------------------------------------------------------------------------------------

AMCAP FUND / PROSPECTUS

 SHAREHOLDER INFORMATION

 SHAREHOLDER SERVICES

 American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS

                     Call toll-Free from anywhere in the U.S.
                               (8 a.m. to 8 p.m. ET):
                                   800/421-0180

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 2205      P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Brea, California   San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
92822-2205         78265-9522          46206-6007             23501-2280
Fax: 714/671-7080  Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773


 A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN FUNDS SHAREHOLDERS TITLED "WELCOME TO THE FAMILY." Both are available by writing or calling American Funds Service Company.

                                                         AMCAP FUND / PROSPECTUS

 CHOOSING A SHARE CLASS

 The fund offers four different classes of shares. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. WHEN YOU PURCHASE SHARES OF THE FUND, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES.

 Shares of the fund may be purchased through various investment programs or accounts, including many types of retirement plans. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

 Factors you should consider in choosing a class of shares include:

 . How long you expect to own the shares

 . How much you intend to invest

 . Total expenses associated with owning shares of each class

 . Whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver)

 . Class B and C shares generally are not available to certain retirement plans, including employer-sponsored retirement plans such as 401(k) plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans

 . Class F shares are generally only available to fee-based programs of investment firms and registered investment advisers that have special agreements with the fund's distributor

 EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

AMCAP FUND / PROSPECTUS

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES

  CLASS A SHARES
 ------------------------------------------------------------------------------
  Initial sales charge        up to 5.75% (reduced or eliminated for purchases
                              of $25,000 or more)
  Contingent deferred sales   none (except on certain redemptions on purchases
  charge                      of $1 million or more bought without an initial
                              sales charge)
  12b-1 fees                  up to 0.25% annually
  Dividends                   higher than other classes due to lower annual
                              expenses
  Purchase maximum            none
  Conversion                  none
  CLASS B SHARES
 ------------------------------------------------------------------------------
  Initial sales charge        none
  Contingent deferred sales   starts at 5.00% and declines each year until it
  charge                      reaches 0% after six years
  12b-1 fees                  1.00% annually
  Dividends                   lower than Class A and F shares due to higher
                              distribution fees and other expenses
  Purchase maximum            $100,000
  Conversion                  automatic conversion to Class A shares after
                              eight years, reducing future annual expenses
  CLASS C SHARES
 ------------------------------------------------------------------------------
  Initial sales charge        none
  Contingent deferred sales   1.00% if shares are sold within one year after
  charge                      being purchased
  12b-1 fees                  1.00% annually
  Dividends                   lower than Class A and F shares due to higher
                              distribution fees and other expenses
  Purchase maximum            $500,000
  Conversion                  automatic conversion to Class F shares after ten
                              years, reducing future annual expenses
  CLASS F SHARES
 ------------------------------------------------------------------------------
  Initial sales charge        none
  Contingent deferred sales   none
  charge
  12b-1 fees                  currently 0.25% annually (may not exceed 0.50%
                              annually)
  Dividends                   higher than Class B and C shares due to lower
                              distribution fees, but typically lower than Class
                              A shares due to higher other expenses
  Purchase maximum            none
  Conversion                  none
 ------------------------------------------------------------------------------

                                                         AMCAP FUND / PROSPECTUS

 PURCHASE AND EXCHANGE OF SHARES

 PURCHASE OF CLASS A, B AND C SHARES

 Generally, you may open an account and purchase Class A, B and C shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

 PURCHASE OF CLASS F SHARES

 Generally, you may only open an account and purchase Class F shares through fee-based programs of investment firms and registered investment advisers with special agreements with the fund's distributor. These firms and advisers typically charge ongoing fees for services they provide.

 EXCHANGE

 Generally, you may exchange your shares into shares of the same class of other funds in The American Funds Group without a sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

 Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regarding electronic exchanges.

 THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON, INCLUDING PURCHASES WHICH ARE PART OF EXCHANGE ACTIVITY THAT COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND.


 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
 To establish an account (including retirement plan accounts)   $    250
   For a retirement plan account through payroll deduction      $     25
 To add to an account                                           $     50
   For a retirement plan account through payroll deduction      $     25
 ------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS B SHARES                            $100,000
 ------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS C SHARES                            $500,000
 ------------------------------------------------------------------------

AMCAP FUND / PROSPECTUS

 SHARE PRICE

 The fund calculates its share price, also called net asset value, as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. The fund has adopted procedures to make "fair value" determinations when reliable market prices for particular securities are not available.

 Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

 SALES CHARGES

 CLASS A

 The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below.


                             SALES CHARGE AS A PERCENTAGE OF
                             ----------------------------------
                                                                    DEALER
                                                    NET           COMMISSION
                                OFFERING          AMOUNT           AS % OF
 INVESTMENT                       PRICE          INVESTED       OFFERING PRICE
 ------------------------------------------------------------------------------
 Less than $25,000                5.75%            6.10%            5.00%
 ------------------------------------------------------------------------------
 $25,000 but less than            5.00%            5.26%            4.25%
 $50,000
 ------------------------------------------------------------------------------
 $50,000 but less than            4.50%            4.71%            3.75%
 $100,000
 ------------------------------------------------------------------------------
 $100,000 but less than           3.50%            3.63%            2.75%
 $250,000
 ------------------------------------------------------------------------------
 $250,000 but less than           2.50%            2.56%            2.00%
 $500,000
 ------------------------------------------------------------------------------
 $500,000 but less than           2.00%            2.04%            1.60%
 $750,000
 ------------------------------------------------------------------------------
 $750,000 but less than $1        1.50%            1.52%            1.20%
 million
 ------------------------------------------------------------------------------
 $1 million or more and
 certain other investments        none             none             none
 described below
 ------------------------------------------------------------------------------


 CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

 INVESTMENTS OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF SHARES ARE SOLD WITHIN ONE YEAR OF PURCHASE.
  Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through retirement plans, endowments or

                                                         AMCAP FUND / PROSPECTUS
 foundations with $50 million or more in assets, and investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plan of Distribution (see below).

 CLASS B AND C

 Class B and C shares are sold without any initial sales charge. American Funds Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

 For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase. For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

 CLASS B SHARES SOLD WITHIN YEAR       1    2    3    4    5     6
 --------------------------------------------------------------------
 CONTINGENT DEFERRED SALES CHARGE      5%   4%   4%   3%   2%    1%


 Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers for Class B and C Shares" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first and then shares that you have owned the longest.

 See "Plans of Distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

 CONVERSION OF CLASS B AND C SHARES

 Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should their position change, shareholders would still have the option of converting but may face certain tax consequences.

AMCAP FUND / PROSPECTUS

 SALES CHARGE REDUCTIONS AND WAIVERS

 You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your Class A sales charge or waiver of your Class B or C contingent deferred sales charge.

 REDUCING YOUR CLASS A SALES CHARGE

 You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or, for instance:

 . trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust.

 . solely controlled business accounts.

 . single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in any class of shares of the American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to determine your Class A sales charge. Direct purchases of money market funds are excluded.

 STATEMENT OF INTENTION

 You can reduce the sales charge you pay on your Class A share purchases by establishing a Statement of Intention. A Statement of Intention allows you to combine all non-money market fund purchases of all share classes, as well as individual American Legacy variable annuity and life insurance policies you intend to make over a 13-month period, to determine the applicable sales charge. At your request, purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges which may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

                                                         AMCAP FUND / PROSPECTUS

 CONTINGENT DEFERRED SALES CHARGE WAIVERS FOR CLASS B AND C SHARES

 The contingent deferred sales charge on Class B and C shares may be waived in the following cases:

 . when receiving payments through systematic withdrawal plans (up to 12% of the value of each fund account);

 . when receiving required minimum distributions from retirement accounts upon reaching age 70 1/2; or

 . for redemptions due to death or post-purchase disability of the shareholder.

 PLANS OF DISTRIBUTION

 The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for annual expenses of up to 0.25% for Class A shares, 1.00% for Class B and C shares, and up to 0.50% for Class F shares. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The remaining expense for each share class may be used for distribution expenses.

 The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

 OTHER COMPENSATION TO DEALERS

 American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.

AMCAP FUND / PROSPECTUS

 HOW TO SELL SHARES

 Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

     -- Over $50,000;

     -- Made payable to someone other than the registered shareholder(s); or

     -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/:

 . Redemptions by telephone, fax, or computer (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

 TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE OR FUNDSLINE ONLINE

 Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

 Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

                                                         AMCAP FUND / PROSPECTUS

 DISTRIBUTIONS AND TAXES

 DIVIDENDS AND DISTRIBUTIONS

 The fund intends to distribute dividends to you, usually twice a year. Capital gains, if any, are usually distributed twice a year. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

 You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other American Fund, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

 TAXES ON DISTRIBUTIONS

 Distributions you receive from the fund may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation.

 For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

 TAXES ON TRANSACTIONS

 Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

 Please see your tax adviser for further information.

AMCAP FUND / PROSPECTUS

FINANCIAL HIGHLIGHTS/1/

The financial highlights table is intended to help you understand the fund's results for the past five years and is currently only shown for Class A and B shares. A similar table will be shown for Class C and F shares beginning with the fund's 2002 fiscal year end. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information, for Class A shares, has been audited by Deloitte & Touche LLP, except for the period ended August 31, 2000, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                         Net gains on
               Net asset                  securities                Dividends
                 value,        Net      (both realized  Total from  (from net   Distributions                   Net asset
              beginning of  investment       and        investment  investment  (from capital      Total      value, end of
Period ended     period       income     unrealized)    operations   income)       gains)      distributions     period
-----------------------------------------------------------------------------------------------------------------------------
  CLASS A:
8/31/2000/2/     $19.00       $.10/3/       $1.62/3/      $1.72        -           $(1.05)        $(1.05)        $19.67
    2000          17.84        .13           3.61          3.74       $(.10)        (2.48)         (2.58)         19.00
    1999          16.93        .12           3.21          3.33        (.13)        (2.29)         (2.42)         17.84
    1998          14.60        .10           4.80          4.90        (.10)        (2.47)         (2.57)         16.93
    1997          14.40        .12           1.51          1.63        (.12)        (1.31)         (1.43)         14.60
    1996          12.28        .16           3.32          3.48        (.17)        (1.19)         (1.36)         14.40

  CLASS B:
8/31/2000/2/      19.06        .03/3/        1.55/3/       1.58        -            (1.05)         (1.05)         19.59

                                            Ratio of     Ratio of
                             Net assets,   expenses to   income to
                            end of period  average net  average net     Portfolio
Period ended  Total return  (in millions)    assets       assets      turnover rate
------------------------------------------------------------------------------------
  CLASS A:
8/31/2000/2/      9.35%        $7,787         .68%/4/     1.03%/4/       16.67%/5/
    2000         22.30          7,270         .68          .72           34.36
    1999         21.07          5,939         .67          .70           36.46
    1998         36.97          4,891         .68          .62           31.42
    1997         11.74          3,807         .69          .81           24.14
    1996         29.29          3,693         .71         1.16           35.16

  CLASS B:
8/31/2000/2/      8.58             15        1.47/4/       .24/4/        16.67/5/


1 The periods 1996 through 2000 represent fiscal years ended February 28 or 29.
 The periods ended August 31, 2000 represent, for Class A shares, the six-month period ended August 31, 2000, and, for Class B shares, the 169-day period ended August 31, 2000. Class B shares were not offered before March 15, 2000. Total return for Class B is based on activity during the period and thus is not representative of a full year. Total returns exclude all sales charges, including contingent deferred sales charges.

2 Unaudited

3 Based on average shares outstanding

4 Annualized

5 Represents portfolio turnover rate (equivalent for all share clsses) for the six months ended August 31, 2000.

                                                         AMCAP FUND / PROSPECTUS

 ---------------------------------------------------------
 NOTES

AMCAP FUND / PROSPECTUS

 ---------------------------------------------------------
 NOTES

                                                         AMCAP FUND / PROSPECTUS

 FOR SHAREHOLDER SERVICES                  American Funds Service Company
                                                             800/421-0180
 FOR RETIREMENT PLAN SERVICES    Call your employer or plan administrator
 FOR DEALER SERVICES                          American Funds Distributors
                                                     800/421-9900 Ext. 11
 FOR 24-HOUR INFORMATION                            American FundsLine(R)
                                                             800/325-3590
                                             American FundsLine OnLine(R)
                                             http://www.americanfunds.com


            Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

                            *     *     *     *     *

 MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

 ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

 STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

 The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

 HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

 If you would like to receive individual copies of these documents, or a free copy of the SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope
 Street, Los Angeles, California 90071.
 Investment Company File No. 811-1435
                                                       Printed on recycled paper
                                                                AMCAP-010-0301/B

                                AMCAP FUND, INC.

                                     Part B
                      Statement of Additional Information

                                 March 15, 2001


This document is not a prospectus but should be read in conjunction with the current prospectus of AMCAP Fund (the "fund" or "AMCAP") dated March 15, 2001. The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                                AMCAP Fund, Inc.
                              Attention: Secretary
                              333 South Hope Street
                          Los Angeles, California 90071
                                 (213) 486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them, and they should contact their employer for details.


                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        4
Fund Organization and Voting Rights . . . . . . . . . . . . . . . .        5
Fund Directors and Other Officers . . . . . . . . . . . . . . . . .        7
Management. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       10
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       15
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       19
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       21
Sales Charge Reductions and Waivers . . . . . . . . . . . . . . . .       24
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       27
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       28
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       29
Shareholder Account Services and Privileges . . . . . . . . . . . .       30
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       33
General Information . . . . . . . . . . . . . . . . . . . . . . . .       33
Class A Share Investment Results and Related Statistics . . . . . .       35
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       37
Financial Statements




                              AMCAP Fund - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal market conditions, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


GENERAL GUIDELINES

 .    The fund will invest primarily in common stocks of companies domiciled in the U.S. In determining whether a company is domiciled in the U.S., the fund's investment adviser will consider the domicile determination of a leading securities index and may also take into account such factors as where the company is legally organized and/or maintains principal corporate offices and/or conducts its principal operations. The fund will generally only invest in U.S. securities that are traded in U.S. markets.

 .    The fund may also invest in securities convertible into common stocks, straight (nonconvertible) debt securities, cash or cash equivalents, U.S. Government securities or nonconvertible preferred stocks.

DEBT SECURITIES

 .    The fund may invest in debt securities rated A or better by Standard &
     Poor's Corporation or Moody's Investors Services, Inc. (or unrated but considered to be of equivalent quality).

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."


EQUITY SECURITIES - Equity securities represent an ownership position in a company. These securities may include common stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. The fund's results will be related to the overall markets for these securities.


The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.


DEBT SECURITIES - Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality, and maturity. In general, their prices decline when interest rates rise and vice versa.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like


                              AMCAP Fund - Page 2
equity than debt and vice versa. Some types of convertible bonds or preferred stock automatically convert into common stock. The prices and yields of non-convertible preferred stock generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stock, and other securities may sometimes be converted into common stock or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying equity, general market and economic conditions, convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


U.S. GOVERNMENT SECURITIES - Securities guaranteed by the U.S. Government include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


Certain securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Tennessee Valley Authority, and Federal Farm Credit Bank System.


INVESTING IN SMALLER CAPITALIZATION STOCKS - The fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $1.5 billion at the time of purchase). The Investment Adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.


CASH AND CASH EQUIVALENTS - These securities include: (i) commercial paper (e.g., short-term notes up to 9 months in maturity issued by corporations, governmental bodies or bank/ corporation sponsored conduits (asset-backed commercial paper)), (ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. Government, its agencies or


                              AMCAP Fund - Page 3
instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940 ("1940 Act") as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


1.   The fund may not invest in:

     (a)
     real estate (although it has not been the practice of the fund to make such investments, the fund may invest in the securities of real estate investment trusts);

     (b)   commodities or commodity contracts;

     (c)   companies for the purpose of exercising control or management;

     (d)
     the securities of companies which, with their predecessors, have a record of less than three years' continuing operation, if such purchase at the time thereof would cause more than 5% of the value of the fund's total assets to be invested in the securities of such companies;

     (e)
     securities which would subject the fund to unlimited liability (such as assessable shares or partnership interests);

     (f)
     any securities of another issuer if immediately after and as a result of such purchase (1) the market value of the securities of such other issuer shall exceed 5% of the market value of the total assets of the fund or (2) the fund shall own more than 10% of any class of securities or of the outstanding voting securities of such issuer; or

     (g)
     any securities if immediately after and as a result of such purchase more than 25% of the market value of the total assets of the fund are invested in securities of companies in any one industry.

2.   The fund may not engage in short sales or margin purchases.

3. The fund may not lend money or securities. The making of deposits with banks and the purchase of a portion of the issue of bonds, debentures, or other debt securities which are publicly distributed or of a type generally purchased by institutional investors, are not regarded as loans.


                              AMCAP Fund - Page 4

4. The fund may not invest more than 10% of the value of its total assets in securities that are illiquid, nor may it engage in the business of underwriting securities of other issuers.

5. The fund may not borrow in excess of 10% of its total assets taken at cost or pledge its assets taken at market value to an extent greater than 15% of total assets taken at cost. Asset coverage of at least 300% taken at market value must be maintained. No borrowing may be undertaken except as a temporary measure for extraordinary or emergency purposes. (The fund may borrow only from banks. The fund, however, has never borrowed and does not currently anticipate borrowing.)

The following policies are non-fundamental policies which may be changed by action of the Board of Directors, without shareholder approval.


Investment restriction #1 does not apply to deposits in banks or to the purchase of securities issued or fully guaranteed by the U.S. Government (or its agencies or instrumentalities). For purposes of investment restriction #1(g), the fund will not invest 25% or more (rather than "more than 25%") of its total assets in the securities of issuers in the same industry.


Notwithstanding investment restriction #5, the fund has no current intention (at least during the next 12 months) to leverage its assets.


In addition to the foregoing policies, it is also the policy of the fund not to invest in securities of open-end investment companies except in connection with a merger, consolidation or acquisition of assets, but the fund may invest in securities of closed-end investment companies within the limitations imposed by the 1940 Act. (Notwithstanding this restriction, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Directors pursuant to an exemptive order granted by the Securities and Exchange Commission.) In general, this means (i) that the fund will not own more than 3% of the outstanding voting stock of a closed-end investment company, (ii) that the fund will not invest more than an aggregate of 5% of its total assets in securities issued by closed-end investment companies, and (iii) that the fund, together with all other investment companies served by the Investment Adviser, will not own more than 10% of the outstanding voting stock of a closed-end investment company. Any such purchases will be made only in the open market or as a part of a merger, consolidation, or acquisition of assets, and will not involve commissions or profits to a sponsor or dealer other than customary brokerage commissions.


                      FUND ORGANIZATION AND VOTING RIGHTS

The fund, an open-end, diversified management investment company, was organized as a Delaware corporation on 1966 and reorganized as a Maryland corporation on May 10, 1990.


All fund operations are supervised by the fund's Board of Directors which meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described in "Directors and Director Compensation" below. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


                              AMCAP Fund - Page 5

The fund has four classes of shares - Class A, B, C and F. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors and set forth in the fund's rule 18f-3 Plan. Class A, B, C and F shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.


                              AMCAP Fund - Page 6

                          FUND DIRECTORS AND OFFICERS

                      Directors and Director Compensation


                                                                                               AGGREGATE
                                                                                              COMPENSATION
                                                                                         (INCLUDING VOLUNTARILY
                                                                                                DEFERRED
                                                                                            COMPENSATION/1/)
                                                                                             FROM THE FUND
                                  POSITION                                                 DURING FISCAL YEAR
                                    WITH             PRINCIPAL OCCUPATION(S) DURING              ENDED
   NAME, ADDRESS AND AGE         REGISTRANT                   PAST 5 YEARS                 FEBRUARY 29, 2000
-----------------------------------------------------------------------------------------------------------------
 H. Frederick Christie         Director           Private Investor.  Former President          $17,000/3/
 P.O. Box 144                                     and Chief Executive Officer, The
 Palos Verdes Estates, CA                         Mission Group (non-utility holding
 90274                                            company, subsidiary of Southern
 Age: 67                                          California Edison Company)
-----------------------------------------------------------------------------------------------------------------
 Mary Anne Dolan               Director           Founder and President, M.A.D., Inc.          $  17,500
 1033 Gayley Avenue                               (a communications company)
 Los Angeles, CA 90024
 Age: 53
-----------------------------------------------------------------------------------------------------------------
 Martin Fenton                 Director           Managing Director, Senior Resource           $18,000/3/
 4660 La Jolla Village                            Group LLC (development and
 Drive                                            management of senior living
 Suite 725                                        communities)
 San Diego, CA 92121
 Age: 65
-----------------------------------------------------------------------------------------------------------------
 + Claudia P. Huntington       President and      Senior Vice President, Capital                 none/4/
 333 South Hope Street         Director           Research and Management Company
 Los Angeles, CA 90071
 Age: 49
-----------------------------------------------------------------------------------------------------------------
 Mary Myers Kauppila           Director           President, Ladera Management Company         $16,500/3/
 29 Commonwealth Avenue                           (venture capital and agriculture)
 Suite 906
 Boston, MA 02116
 Age: 46
-----------------------------------------------------------------------------------------------------------------
 Bailey Morris-Eck             Director           Senior Associate, Reuters                    $1,500/3,5/
 Reuters America, Inc.                            Foundation; Senior Fellow, Institute
 1333 H Street, NW                                for International Economics;
 Washington, DC 20005                             Consultant, The Independent of
 Age: 56                                          London
-----------------------------------------------------------------------------------------------------------------
 Kirk P. Pendleton             Director           Chairman/Chief Executive Officer,            $17,500/3/
 1800 Byberry Road                                Cairnwood, Inc. (venture capital
 Huntingdon, PA 19006                             investment)
 Age: 61
-----------------------------------------------------------------------------------------------------------------
 Olin C. Robison               Director           President of the Salzburg Seminar;           $16,000/3/
 The Marble Works                                 President Emeritus, Middlebury
 P.O. Box 886                                     College
 Middlebury, VT 05753
 Age: 64
-----------------------------------------------------------------------------------------------------------------
 Steven B. Sample              Director           President, University of Southern            $1,500/5/
 University of Southern                           California
 California
 Bovard Administration 110
 Los Angeles, CA 90089
 Age: 60
-----------------------------------------------------------------------------------------------------------------
 + R. Michael Shanahan         Chairman of the    Chairman of the Board and Principal            none/4/
 333 South Hope Street         Board and          Executive Officer, Capital Research
 Los Angeles, CA 90071         Principal          and Management Company
 Age: 62                       Executive
                               Officer
-----------------------------------------------------------------------------------------------------------------
                                   TOTAL COMPENSATION
                                 (INCLUDING VOLUNTARILY
                                        DEFERRED
                                  COMPENSATION/1/) FROM      TOTAL NUMBER
                                  ALL FUNDS MANAGED BY         OF FUND
                                  CAPITAL RESEARCH AND          BOARDS
                                   MANAGEMENT COMPANY          ON WHICH
                              OR ITS AFFILIATES/2/ FOR THE     DIRECTOR
   NAME, ADDRESS AND AGE      YEAR ENDED FEBRUARY 29, 2000    SERVES/2/
--------------------------------------------------------------------------
 H. Frederick Christie                 $208,800/3/                19
 P.O. Box 144
 Palos Verdes Estates, CA
 90274
 Age: 67
--------------------------------------------------------------------------
 Mary Anne Dolan                       $  40,000                   2
 1033 Gayley Avenue
 Los Angeles, CA 90024
 Age: 53
--------------------------------------------------------------------------
 Martin Fenton                         $124,800/3/                15
 4660 La Jolla Village
 Drive
 Suite 725
 San Diego, CA 92121
 Age: 65
--------------------------------------------------------------------------
 + Claudia P. Huntington                 none/4/                   1
 333 South Hope Street
 Los Angeles, CA 90071
 Age: 49
--------------------------------------------------------------------------
 Mary Myers Kauppila                   $121,000/3/                 5
 29 Commonwealth Avenue
 Suite 906
 Boston, MA 02116
 Age: 46
--------------------------------------------------------------------------
 Bailey Morris-Eck                     $64,000/3/                  3
 Reuters America, Inc.
 1333 H Street, NW
 Washington, DC 20005
 Age: 56
--------------------------------------------------------------------------
 Kirk P. Pendleton                     $140,500/3/                 6
 1800 Byberry Road
 Huntingdon, PA 19006
 Age: 61
--------------------------------------------------------------------------
 Olin C. Robison                       $95,000/3/                  3
 The Marble Works
 P.O. Box 886
 Middlebury, VT 05753
 Age: 64
--------------------------------------------------------------------------
 Steven B. Sample                      $11,000/5/                  2
 University of Southern
 California
 Bovard Administration 110
 Los Angeles, CA 90089
 Age: 60
--------------------------------------------------------------------------
 + R. Michael Shanahan                   none/4/                   2
 333 South Hope Street
 Los Angeles, CA 90071        ------------------------------
 Age: 62
------------------------------                              --------------




                              AMCAP Fund - Page 7

 [This page is deliberately left blank for this filing.]

                              AMCAP Fund - Page 8

+ "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or the parent company of the Investment Adviser, The Capital Group Companies, Inc.

1 Amounts may be deferred by eligible Directors under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Directors.

2 Capital Research and Management Company manages The American Funds Group consisting of 29 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U. S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicle for certain variable insurance contracts; and Endowments, whose shareholders are limited to (i) any entity exempt from taxation under Section 501(c)(3) of the Internal Revenue Code of 1986, as
  amended ("501(c)(3) organization");      (ii) any trust, the present or future
  beneficiary of which is a 501(c)(3) organization, and (iii) any other entity formed for the primary purpose of benefiting a 501(c)(3) organization. An affiliate of Capital Research and Management Company, Capital International, Inc., manages Emerging Markets Growth Fund, Inc.

3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2000 fiscal year for participating Directors is as follows: Frederick Christie ($45,553), Martin Fenton ($87,163), Mary Myers Kauppila ($39,834), Bailey Morris-Eck ($1,618), Kirk P. Pendleton ($175,125) and Olin C. Robison ($39,703). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.

4 Claudia P. Huntington and R. Michael Shanahan are affiliated with the
  Investment Adviser and, accordingly, receive no compensation from the fund.

5 Bailey Morris-Eck and Steven B. Sample were elected to the Board of
  Directors effective November 17, 1999 and, therefore, received partial compensation from the fund during the fiscal year ended February 29, 2000.


                              AMCAP Fund - Page 9

                                 OTHER OFFICERS


                                POSITION(S)     PRINCIPAL OCCUPATION(S) DURING
   NAME AND ADDRESS     AGE   WITH REGISTRANT            PAST 5 YEARS
-------------------------------------------------------------------------------
Timothy D. Armour       39   Senior Vice        Chairman and Chief Executive
333 South Hope Street        President          Officer, Capital Research
Los Angeles, CA 90071                           Company*
-------------------------------------------------------------------------------
Paul G. Haaga, Jr.      52   Senior Vice        Executive Vice President and
333 South Hope Street        President          Director,
Los Angeles, CA 90071                           Capital Research and Management
                                                Company
-------------------------------------------------------------------------------
Joanna F. Jonsson       37   Vice President     Executive Vice President and
P.O. Box 7650                                   Director,
San Francisco, CA                               Capital Research Company*
94120
-------------------------------------------------------------------------------
C. Ross Sappenfield     35   Vice President     Vice President, Capital
630 Fifth Avenue                                Research Company*
New York, NY 10111
-------------------------------------------------------------------------------
Julie F. Williams       52   Secretary          Vice President - Fund Business
333 South Hope Street                           Management Group, Capital
Los Angeles, CA 90071                           Research
                                                and Management Company
-------------------------------------------------------------------------------
Sheryl F. Johnson       32   Treasurer          Vice President - Fund Business
5300 Robin Hood Road                            Management Group, Capital
Norfolk, VA 23513                               Research
                                                and Management Company
-------------------------------------------------------------------------------
Robert P. Simmer        40   Assistant          Vice President - Fund Business
5300 Robin Hood Road         Treasurer          Management Group, Capital
Norfolk, VA 23513                               Research
                                                and Management Company
-------------------------------------------------------------------------------

 </r.

* Company affiliated with Capital Research and Management Company.

All of the officers listed, except C. Ross Sappenfield, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser.




No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the Investment Adviser or affiliated companies. The fund pays annual fees of $10,000 to Directors who are not affiliated with the Investment Adviser, plus $1,000 for each Board of Directors meeting attended, plus $500 for each meeting attended as a member of a committee of the Board of Directors. No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the Investment Adviser. As of February 15, 2001 the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


                                   MANAGEMENT

INVESTMENT ADVISER - The Investment Adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience.


                              AMCAP Fund - Page 10

The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $300 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until March 31, 2002, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative services; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees, and expenses paid to directors unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


                              AMCAP Fund - Page 11

The Agreement provides for monthly fees, accrued daily, based on the following rates and net asset levels:


                                NET ASSET LEVEL

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------
0.485%                    $0                        $1,000,000,000
------------------------------------------------------------------------------
0.385                     1,000,000,000             2,000,000,000
------------------------------------------------------------------------------
0.355                     2,000,000,000             3,000,000,000
------------------------------------------------------------------------------
0.335                     3,000,000,000             5,000,000,000
------------------------------------------------------------------------------
0.32                      5,000,000,000             8,000,000,000
------------------------------------------------------------------------------
0.31                      8,000,000,000
------------------------------------------------------------------------------


The Agreement provides for a management fee reduction to the extent that the annual ordinary operating expenses of the fund's Class A shares exceed 1% of the average net assets in excess thereof.


Expenses which are not subject to these limitations are interest, taxes, and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies are accounted for as capital items and not as expenses. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding this limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees. For the fiscal years ended 2000, 1999, and 1998, the Investment Adviser received advisory fees of $23,853,000, $19,703,000, and $16,324,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the Investment Adviser, relating to the fund's Class C and F shares, will continue in effect until March 31, 2002, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Directors who are not interested persons of the fund. The Investment Adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund.
 The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


Under the Administrative Agreement, the Investment Adviser provides certain transfer agent and administrative services for shareholders of the fund's Class C and F shares. The Investment Adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and


                              AMCAP Fund - Page 12
fund communications. In addition, the Investment Adviser monitors, coordinates and oversees the activities performed by third parties.


As compensation for its services, the Investment Adviser receives transfer agent fees for transfer agent services provided to the fund's Class C and F shares.
 Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The fund's Class C and F shares pay only those transfer agent fees that are attributed to accounts and activities generated by their respective share class. The Investment Adviser also receives an administrative services fee for administrative services provided to the fund's Class C and F shares.
 Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average net assets of the fund's Class C and F shares.


PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 3500 Wiseman Boulevard, San Antonio, TX 78251, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513.


The fund has adopted Plans of Distribution (the "Plans"), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). In addition, the Principal Underwriter receives revenues from sales of the fund's shares. For Class A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B shares, the Principal Underwriter sells the rights to Class B 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B shares. The fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B shares. For Class C shares, the Principal Underwriter receives any contingent deferred sales charges that apply to Class C shares during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C shares. For Class F shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers of Class F shares.


Commissions retained by the Principal Underwriter on sales of Class A shares during the 2000 fiscal year amounted to $2,191,000 after an allowance of $10,261,000 to dealers. During the fiscal years ended 1999 and 1998, the Principal Underwriter retained $1,596,000 and $671,000, respectively, on sales of Class A shares after an allowance of $7,571,000 and $3,213,000 to dealers, respectively.


As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of directors who are not "interested persons" of the fund are committed to the discretion of the directors who are not "interested


                              AMCAP Fund - Page 13
persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Directors.


Under the Plans, the fund may annually expend (i) for Class A shares, up to 0.25% of its net assets attributable to Class A shares, (ii) for Class B shares, 1.00% of its net assets attributable to Class B shares, (iii) for Class C shares, 1.00% of its net assets attributable to Class C shares, and (iv) for Class F shares, up to 0.50% of its net assets attributable to Class F shares, to finance any activity which is primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made.


For Class A shares, (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) up to the amount allowable under the fund's Class A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A shares in excess of the Class A Plan limitation not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit.
 After five quarters these commissions are not recoverable.


For Class B shares, (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and
(ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class C shares, (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and
(ii) 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualfied dealers.


For Class F shares, 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers or advisers. Currently, no compensation is paid under the fund's Class F Plan for distribution-related expenses.


During the 2000 fiscal year, the fund paid or accrued $14,744,000 for compensation to dealers or the Principal Underwriter under the Plan for Class A shares. As of February 29, 2000, accrued and unpaid distribution expenses were $3,456,000.


OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.


                              AMCAP Fund - Page 14

                            TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Code. A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. Government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation generally limited, in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is the interest of shareholders to distribute a lesser amount.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus.


Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable whether received in shares or in cash. Shareholders electing to


                              AMCAP Fund - Page 15
receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund will be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date which is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by a fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in tax years to which it is attributable). Generally, market discount accrues on a daily basis for each day the bond is held by a fund on a straight-line basis over the time remaining to the bond's maturity. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as short-term capital gain.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice
     of distributing the entire excess of net realized    long-term capital
     gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.


                              AMCAP Fund - Page 16

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and their related tax credit.


SHAREHOLDER TAXATION - In January of each year individual shareholders of the fund will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund. Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders at a maximum 20% capital gains rate, regardless of the length of time the shares of the fund have been held by such shareholders. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.


Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


Redemptions of shares, including exchanges for shares of another American Fund, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt


                              AMCAP Fund - Page 17

U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                              AMCAP Fund - Page 18

                               PURCHASE OF SHARES


        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Purchase           $50 minimum (except where a
                        Minimums" for initial   lower minimum is noted under
                        investment minimums.    "Purchase Minimums").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made and
                        who has a sales
                        agreement with
                        American Funds
                        Distributors.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open account, then      application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                advisor or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By computer             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open account, then      established the privilege, you,
                        follow the procedures   your financial advisor or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company a/c#
                        4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------


The funds and the Principal Underwriter reserve the right to reject any purchase order. Generally, Class F shares may only be purchased through fee-based programs of investment firms and registered investment advisers who have special agreements with the fund's distributor. Class B and C shares are generally not available to certain employer-sponsored retirement plans, such as 401(k) plans, employer-sponsored 403(b) plans, and money purchase


                              AMCAP Fund - Page 19
pension and profit sharing plans. In addition, the state tax-exempt funds are only offered in certain states and tax-exempt funds in general should not serve as retirement plan investments.


PURCHASE MINIMUMS - The minimum initial investment for all funds in The American Funds Group, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax-Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. The minimum is $50 for additional investments (except for retirement plan payroll deductions as noted above).


PURCHASE MAXIMUM FOR CLASS B SHARES - The maximum purchase order for Class B shares for all American Funds is $100,000. For investments above $100,000, Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.


PURCHASE MAXIMUM FOR CLASS C SHARES - The maximum purchase order for Class C shares for all American Funds is $500,000.


FUND NUMBERS - Here are the fund numbers for use with our automated phone line, American FundsLine/(R)/ (see description below):

                                                  FUND      FUND      FUND       FUND
                                                 NUMBER    NUMBER    NUMBER     NUMBER
FUND                                            CLASS A   CLASS B   CLASS C    CLASS F
----------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . .      02       202       302        402
American Balanced Fund/(R)/ . . . . . . . . .      11       211       311        411
American Mutual Fund/(R)/ . . . . . . . . . .      03       203       303        403
Capital Income Builder/(R)/ . . . . . . . . .      12       212       312        412
Capital World Growth and Income Fund/SM/  . .      33       233       333        433
EuroPacific Growth Fund/(R)/  . . . . . . . .      16       216       316        416
Fundamental Investors/SM/ . . . . . . . . . .      10       210       310        410
The Growth Fund of America/(R)/ . . . . . . .      05       205       305        405
The Income Fund of America/(R)/ . . . . . . .      06       206       306        406
The Investment Company of America/(R)/  . . .      04       204       304        404
The New Economy Fund/(R)/ . . . . . . . . . .      14       214       314        414
New Perspective Fund/(R)/ . . . . . . . . . .      07       207       307        407
New World Fund/SM/  . . . . . . . . . . . . .      36       236       336        436
SMALLCAP World Fund/(R)/  . . . . . . . . . .      35       235       335        435
Washington Mutual Investors Fund/SM/  . . . .      01       201       301        401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/      40       240       340        440
American High-Income Trust/SM/  . . . . . . .      21       221       321        421
The Bond Fund of America/SM/  . . . . . . . .      08       208       308        408
Capital World Bond Fund/(R)/  . . . . . . . .      31       231       331        431
Intermediate Bond Fund of America/SM/ . . . .      23       223       323        423
Limited Term Tax-Exempt Bond Fund of
America/SM/ . . . . . . . . . . . . . . . . .      43       243       343        443
The Tax-Exempt Bond Fund of America/(R)/  . .      19       219       319        419
The Tax-Exempt Fund of California/(R)/* . . .      20       220       320        420
The Tax-Exempt Fund of Maryland/(R)/* . . . .      24       224       324        424
The Tax-Exempt Fund of Virginia/(R)/* . . . .      25       225       325        425
U.S. Government Securities Fund/SM/ . . . . .      22       222       322        422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . .      09       209       309        409
The Tax-Exempt Money Fund of America/SM/  . .      39       N/A       N/A        N/A
The U.S. Treasury Money Fund of America/SM/ .      49       N/A       N/A        N/A
___________
*Available only in certain states.



                              AMCAP Fund - Page 20

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" for a listing of the funds.)

                                                                                       DEALER
                                                               SALES CHARGE AS       CONCESSION
                                                              PERCENTAGE OF THE:    AS PERCENTAGE
                                                              ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                                        NET AMOUNT  OFFERING     OFFERING
                                                             -INVESTED-   PRICE         PRICE
------------------------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000  . . . . . . . . . . . . . . . . . . . .     6.10%      5.75%         5.00%
$25,000 but less than $50,000  . . . . . . . . . . . . . .     5.26       5.00          4.25
$50,000 but less than $100,000. .                              4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .                             3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .                              3.63       3.50          2.75
$250,000 but less than $500,000 .                              2.56       2.50          2.00
$500,000 but less than $750,000 .                              2.04       2.00          1.60
$750,000 but less than $1 million                              1.52       1.50          1.20
$1 million or more . . . . . . . . . .        none     none    (see below)
-----------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE


                              AMCAP Fund - Page 21

IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plans with assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a CDSC. 403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans. 403(b) plans meeting these criteria may invest with no sales charge and are not subject to a CDSC if investing $1 million or more or having 100 or more eligible employees.


Investments made through accounts that purchased Class A shares of the fund before March 15, 2001 and are part of certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets, may also be made with no sales charge and are not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Class A Plan of Distribution on investments made with no initial sales charge.


In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(4)  insurance company separate accounts;

(5)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(6) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation; and

(7) wholesalers and full-time employees of insurance companies involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.


                              AMCAP Fund - Page 22

CONTINGENT DEFERRED SALES CHARGE ON CLASS A AND C SHARES - Except as described above, a CDSC of 1% applies to redemptions of Class A shares of the American Funds, other than the money market funds, made within 12 months following the purchase of Class A shares of $1 million or more made without an initial sales charge. A CDSC of 1% also applies to redemptions of Class C shares of the American Funds made within 12 months following the purchase of the Class C shares. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A and C Shares" below.


CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below:



 CONTINGENT DEFERRED SALES CHARGE ON
       SHARES SOLD WITHIN YEAR               AS A % OF SHARES BEING SOLD
 ------------------------------------------------------------------------------
                  1                                     5.00%
                  2                                     4.00%
                  3                                     4.00%
                  4                                     3.00%
                  5                                     2.00%
                  6                                     1.00%



There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances.
 See "CDSC Waivers for Class B shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first followed by shares that you have owned the longest during the six-year period.


CLASS F SALES CHARGE - Class F shares are sold with no initial or contingent deferred sales charge.


DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more.
 Commissions on investments in Class A shares are paid at the following rates:
1.00% on amounts of $1 million to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class B shares, compensation equal to 4.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.


                              AMCAP Fund - Page 23

For Class C shares, compensation equal to 1.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class C shares.


CONVERSION OF CLASS B AND C SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date.
 Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. The conversion of shares is subject to the Internal Revenue Service's continued position that the conversions are not subject to federal income tax. In the event the Internal Revenue Service no longer takes this position, the automatic conversion feature may be suspended, in which event no further conversions of Class B or C shares would occur while such suspension remained in effect. In that event, at your option, Class B shares could be exchanged for Class A shares and Class C shares for Class F shares on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or fee; however, such an exchange could constitute a taxable event for you. Absent such an exchange, Class B and C shares would continue to be subject to higher expenses for longer than eight years and ten years, respectively.


                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse and your children under age 21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your


                              AMCAP Fund - Page 24
     request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below), including Class A shares held in a fee-based arrangement, other classes of shares of the American Funds, and any individual investments in American Legacy variable annuities and variable life insurance policies (American Legacy, American Legacy II and American Legacy III variable annuities, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement.

     During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period, and any individual investments in American Legacy variable annuities and variable life insurance policies are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those made by you and your immediate family (your spouse and your children under the age of 21), if all parties are purchasing shares for their own accounts and/or:

     . individual-type employee benefit plan(s), such as an IRA, 403(b) plan (see exception below), or single-participant Keogh-type plan;

     . business accounts solely controlled by you or your immediate family (for example, you own the entire business);

     . trust accounts established by you or your immediate family. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust; or

     . endowments or foundations established and controlled by you or your immediate family.


                              AMCAP Fund - Page 25

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     . for a single trust estate or fiduciary account, excluding individual-type employee benefit plans described above;

     . made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above;

     . for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     . for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization; or

     . for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in The American Funds Group, as well as individual holdings in American Legacy variable annuities and variable life insurance policies. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.

     RIGHTS OF ACCUMULATION - You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in all share classes of The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded.

CDSC WAIVERS FOR CLASS A AND C SHARES - Any CDSC on Class A and C shares may be waived in the following cases:


(1) Exchanges (except if shares acquired by exchange are then redeemed within 12 months of the initial purchase).


                              AMCAP Fund - Page 26

(2) Distributions from 403(b) plans or IRAs due to death, post-purchase disability or attainment of age 59-1/2.

(3)  Tax-free returns of excess contributions to IRAs.

(4) Redemptions through systematic withdrawal plans (see "Automatic Withdrawals" below), not exceeding 12% each year of the lesser of the original purchase cost or the current market value of the shares being sold that would otherwise be subject to a CDSC.

CDSC WAIVERS FOR CLASS B SHARES - Any CDSC on Class B shares may be waived in the following cases:


(1) Redemptions through systematic withdrawal plans ("SWPs") (see "Automatic Withdrawals" below) not exceeding 12% each year of the lesser of the original purchase cost or the current market value of the shares being sold that would otherwise be subject to a CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.

The 12% fee from CDSC limit is calculated on a pro rata basis at the time the first payment is made and is recalculated thereafter on a pro rata basis at the time of each SWP payment. Shareholders who establish a SWP should be aware that the amount of that payment not subject to a CDSC may vary over time depending on fluctuations in net asset value of their account. This privilege may be revised or terminated at any time.


(2) Required minimum distributions taken from retirement accounts upon the attainment of age 70-1/2.

(3) Distributions due to death or post-purchase disability of a shareholder. In the case of joint tenant accounts, if one joint tenant dies, the surviving joint tenant(s), at the time they notify the Transfer Agent of the decedent's death and remove his/her name from the account, may redeem shares from the account without incurring a CDSC. Redemptions subsequent to the notification to the Transfer Agent of the death of one of the joint owners will be subject to a CDSC.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds (except as described below) through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information. In the case of an IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, the assets may only be invested in Class A shares of the American Funds. Such investments will be at net asset value and will not be subject to a contingent deferred sales charge. Dealers who initiate and are responsible for such investments will be compensated pursuant to the schedule applicable to Class A share investments of $1 million or more (see "Dealers Commissions and Compensation" above).


                              AMCAP Fund - Page 27

                                PRICE OF SHARES

Shares are purchased at the offering price next determined after the purchase order is received and accepted by the fund or the Transfer Agent; this offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter.


Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:


1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Short-term securities maturing within 60 days are valued at amortized cost which approximates market value.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets;


2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and


                              AMCAP Fund - Page 28

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 3.0% of the outstanding shares of the fund without the consent of a majority of the fund's Board of Directors.


                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent. Sales of certain Class A, B and C shares may be subject to a CDSC. Generally, Class F shares may only be sold through fee-based programs of investment firms and registered investment advisers with special agreements with the fund's distributor.


You may sell (redeem) other classes of shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     - Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     -     Requests must be signed by the registered shareholder(s).

     -     A signature guarantee is required if the redemption is:

          -  Over $50,000;

          - Made payable to someone other than the registered shareholder(s); or

          - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

          Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.


     - Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

     - You must include any shares you wish to sell that are in certificate form.

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/

     - Redemptions by telephone or fax (including American FundsLine/(R)/ and American FundsLine OnLine/(R)/) are limited to $50,000 per shareholder each day.


                              AMCAP Fund - Page 29

     -     Checks must be made payable to the registered shareholder(s).

     - Checks must be mailed to an address of record that has been used with the account for at least 10 days.

     MONEY MARKET FUNDS

     - You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     - You may establish check writing privileges (use the money market funds application).

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

          - Check writing is not available for Class B, C or F shares of The Cash Management Trust.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


You may reinvest proceeds from a redemption or a dividend or capital gain distribution of Class A, B, C or F shares without a sales charge in the Class A shares of any fund in The American Funds Group within 90 days after the date of the redemption or distribution (any CDSC on Class A or C shares will be credited to your account). In addition, proceeds from a redemption or a dividend or capital gain distribution of Class C shares may be reinvested in Class C shares. Redemption proceeds of shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available if your account is held with an investment dealer.


                              AMCAP Fund - Page 30

AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments in The American Funds through automatic debits from your bank account. To set up a plan you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. For example, if the date you specified falls on a weekend or holiday, your money will be invested on the next business day. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer.


If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - You may cross-reinvest dividends and capital gains ("distributions") of the same share class into any other fund in The American Funds Group at net asset value, subject to the following conditions:


(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may only exchange shares into other funds in The American Funds Group within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B or C shares of any other American Fund for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.


                              AMCAP Fund - Page 31

Exchanges of Class F shares generally may only be done through fee-based programs of investment firms and registered investment advisers with special agreements with the fund's distributor. You may exchange shares of other classes by writing to the Transfer Agent (see "Selling Shares"), by contacting your investment dealer, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "American Funds Service Company Service Areas" -- "Principal Underwriter and Transfer Agent" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. (See "Telephone and Computer Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, computer, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares"--"Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


AUTOMATIC EXCHANGES - You may automatically exchange shares of the same class in amounts of $50 or more among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate.


AUTOMATIC WITHDRAWALS - Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $50,000 per shareholder each day) from non-retirement plan accounts, or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds Web site on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Telephone and Computer Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares - Purchase Minimums" and "Purchase of Shares - Fund Numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND COMPUTER PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or computer (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their


                              AMCAP Fund - Page 32
respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


REDEMPTION OF SHARES - The fund's Articles of Incorporation permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


Brokerage commissions paid on portfolio transactions for the fiscal years ended 2000, 1999 and 1998, amounted to $3,244,000, $3,054,000 and $1,744,000, respectively.


                              AMCAP Fund - Page 33

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY
 10081, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $4,024,000 for Class A shares for the 2000 fiscal year.


INDEPENDENT AUDITORS - Deloitte & Touche LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the fund's independent auditors providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent auditors is reviewed and determined annually by the Board of Directors.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on February 28 or 29. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent auditors, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The fund, Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


                              AMCAP Fund - Page 34

             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND
    MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- FEBRUARY 29, 2000

Net asset value and redemption price per share
  (Net assets divided by shares outstanding) . . . . . . . . .      $19.00
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . . . . . . . . . .      $20.16


            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was 0.67% based on a 30-day (or one month) period ended February 29, 2000, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:


     YIELD = 2[( a-b/cd + 1)/6/ -1]

     Where:  a   = dividends and interest earned during the period.

             b   = expenses accrued for the period (net of reimbursements).

             c   = the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   = the maximum offering price per share on the last day of the period.

The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by dividing the dividends paid by the fund over the last 12 months by the sum of the month-end net asset value or maximum offering price and the capital gains paid over the last 12 months. The distribution rate may differ from the yield.


The fund's one year total return and average annual total returns at the maximum offering price for the five- and ten-year periods ended February 29, 2000 were 15.26%, 22.53% and 16.83%, respectively. The fund's one year total return and average annual total returns at net asset value for the five- and ten-year periods ended on February 29, 2000 were 22.30%, 23.99% and 17.52%, respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales load of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B, C and F shares.


                              AMCAP Fund - Page 35

The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.


The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, and fuels, transportation, and other goods and services that people buy for day-to-day living).


                              AMCAP Fund - Page 36

                                    APPENDIX
                          Description of Bond Ratings

BOND RATINGS - The ratings of Moody's Investors Service, Inc. (Moody's) and Standard & Poor's Corporation (S&P) represent their opinions as to the quality of the municipal bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality.
 Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon with different ratings may have the same yield.


Moody's rates the long-term debt securities issued by various entities from
-------
"Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:


"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.'
 Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."


"Bonds which are rated Aa are judged to be of high quality by all standards.
 Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."


"Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."


"Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."


"Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."


"Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."


                              AMCAP Fund - Page 37

"Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."


"Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."


"Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."


S & P rates the long-term securities debt of various entities in categories
-----
ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:


"Debt rated 'AAA' has the highest rating assigned by S & P. Capacity to pay interest and repay principal is extremely strong."


"Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree."


"Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories."


"Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories."


"Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.


"Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating."


"The rating 'CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating."


"The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued."


"The rating 'C1' is reserved for income bonds on which no interest is being paid."


                              AMCAP Fund - Page 38

"Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized."


                              AMCAP Fund - Page 39

Amcap Fund, Inc.                                             Percent
Investment Portfolio, February 29, 2000                        of Net
                                                               Assets
Largest Industry Holdings
Data Processing & Reproduction                                  12.42%
Electronic Components                                           10.94%
Broadcasting & Publishing                                       10.12%
Business Services                                                9.48%
Health & Personal Care                                           7.90%
Other Industries                                                32.89%
Cash & Equivalents                                              16.25%

Largest Equity Holdings

Medtronic                                                        3.41%
Time Warner                                                      2.94%
Texas Instruments                                                2.75%
Robert Half International                                        2.54%
Viacom                                                           2.47%
Cisco Systems                                                    2.00%
AT&T Liberty Media Group                                         1.96%
Computer Associates International                                1.90%
Lexmark International Group                                      1.89%
Analog Devices                                                   1.78%


                                                             Number of   Market  Percent
                                                               Shares     Value   of Net
Equity Securitites   (common stocks)                                       (000)  Assets
--------------------------------------------                 --------  -------- --------

DATA PROCESSING & REPRODUCTION  -  12.42%
Computer Associates International, Inc.                      2,150,000  $138,272     1.90
Lexmark International Group, Inc., Class A(1)                1,150,000   137,138     1.89
Microsoft Corp.(1)                                           1,330,000   118,869     1.64
Oracle Corp.(1)                                              1,600,000   118,800     1.63
HNC Software Inc.(1)                                           850,000    83,619     1.15
3Com Corp.(1)                                                  700,000    68,600      .94
PeopleSoft, Inc.(1)                                          2,600,000    53,787      .74
Cadence Design Systems, Inc.(1)                              1,600,000    31,900      .44
Intuit Inc.(1)                                                 600,000    31,500      .43
International Business Machines Corp.                          250,000    25,500      .35
Gateway, Inc.(1)                                               365,200    25,107      .35
Hewlett-Packard Co.                                            150,000    20,175      .28
Silicon Graphics, Inc.(1)                                    1,850,000    18,153      .25
Dell Computer Corp.(1)                                         384,200    15,680      .22
Synopsys, Inc.(1)                                              200,000     7,988      .11
Compaq Computer Corp.                                          300,000     7,462      .10
ELECTRONIC COMPONENTS  -  10.94%
Texas Instruments Inc.                                       1,200,000   199,800     2.75
Analog Devices, Inc.(1)                                        825,000   129,525     1.78
Intel Corp.                                                  1,000,000   113,000     1.55
Sanmina Corp.(1)                                               775,000    90,723     1.25
SCI Systems, Inc.(1)                                         1,400,000    56,350      .78
Linear Technology Corp.                                        533,600    55,995      .77
Power Integrations, Inc.(1)                                    775,000    40,252      .55
Dallas Semiconductor Corp.                                     950,000    38,356      .53
Solectron Corp.(1)                                             400,000    26,200      .36
Jabil Circuit, Inc.(1)                                         350,000    24,303      .34
Adaptec, Inc.(1)                                               500,000    20,500      .28
BROADCASTING & PUBLISHING  -  10.12%
Time Warner Inc.                                             2,500,000   213,750     2.94
Viacom Inc., Class B(1)                                      3,224,400   179,760     2.47
AT&T Corp. Liberty Media Group, Class A(1)                   2,726,400   142,454     1.96
Infinity Broadcasting Corp., Class A(1)                      1,840,400    58,778      .81
Clear Channel Communications, Inc.(1)                          850,000    56,631      .78
Harte-Hanks, Inc.                                            2,051,200    44,742      .61
MediaOne Group, Inc.(1)                                        425,000    33,363      .46
Comcast Corp., Class A, special stock                          150,000     6,375      .09
BUSINESS SERVICES  -  9.48%
Robert Half International Inc.(1)                            4,375,000   184,844     2.54
Snyder Communications, Inc.(1)                               3,700,000    89,725
Snyder Communications, Inc.-Circle.com(1)                      625,000     5,898     1.31
Concord EFS, Inc.(1)                                         4,326,750    84,642     1.16
Paychex, Inc.                                                1,200,000    60,075      .83
Interpublic Group of Companies, Inc.                         1,265,800    50,869      .70
Avery Dennison Corp.                                           600,000    36,413      .50
Galileo International, Inc.                                  2,050,000    34,850      .48
ServiceMaster Co.                                            3,045,700    33,503      .46
Young & Rubicam Inc.                                           600,000    30,300      .42
MSC Industrial Direct Co., Inc., Class A(1)                  1,675,000    26,172      .36
Cendant Corp.(1)                                             1,039,696    18,520      .25
Sabre Holdings Corp., Class A(1)                               250,000    10,031      .14
Ventiv Health, Inc.(1)(2)                                    1,233,333     9,866      .14
IKON Office Solutions, Inc.                                  1,000,000     7,000      .10
Equifax Inc.                                                   300,000     6,356      .09
HEALTH & PERSONAL CARE  -  7.90%
Medtronic, Inc.                                              5,120,000   248,000     3.41
Guidant Corp.(1)                                             1,765,000   118,917     1.64
Pfizer Inc                                                   1,200,000    38,550      .53
Avon Products, Inc.                                          1,360,000    36,805      .51
Sybron International Corp.(1)                                  950,000    26,600      .37
Becton, Dickinson and Co.                                      800,000    24,850      .34
Gillette Co.                                                   500,000    17,625      .24
Genentech, Inc.(1)                                              90,400    17,436      .24
Stryker Corp.                                                  240,000    14,040      .19
Watson Pharmaceuticals, Inc.(1)                                300,000    12,000      .16
Cardinal Health, Inc.                                          244,589    10,089      .14
Bergen Brunswig Corp., Class A                               1,000,000     4,938      .07
ALZA Corp.(1)                                                  125,000     4,586      .06
MERCHANDISING  -  4.70%
Kohl's Corp.(1)                                                950,000    72,022      .99
Dollar General Corp.                                         3,353,200    70,207      .97
Albertson's, Inc.                                            2,500,000    61,250      .84
AutoZone, Inc.(1)                                            2,000,000    49,125      .68
Lowe's Companies, Inc.                                         995,000    47,387      .65
Consolidated Stores Corp.(1)                                 3,145,312    35,385      .49
Gap, Inc.                                                      125,000     6,039      .08
FINANCIAL SERVICES  -  3.97%
Fannie Mae                                                   2,051,000   108,703     1.50
SLM Holding Corp.                                            2,450,000    76,716     1.05
Providian Financial Corp.                                      524,200    33,975      .47
Capital One Financial Corp.                                    750,000    27,609      .38
Freddie Mac                                                    630,000    26,302      .36
Associates First Capital Corp., Class A                        400,000     7,950      .11
MBNA Corp.                                                     332,700     7,569      .10
HEALTH CARE PROVIDERS & SERVICES  -  2.92%
Medicis Pharmaceutical Corp., Class A(1)                     1,400,000    70,613      .97
Quintiles Transnational Corp.(1)                             1,884,000    55,931      .77
First Health Group Corp.(1)                                  1,400,000    33,775      .46
Stewart Enterprises, Inc., Class A                           5,200,000    22,100      .30
Cintas Corp.                                                   250,000     9,984      .14
Universal Health Services, Inc., Class B(1)                    250,000     9,719      .13
Columbia/HCA Healthcare Corp.                                  500,000     9,656      .13
Triad Hospitals, Inc.(1)                                        26,315       421      .01
LifePoint Hospitals, Inc.(1)                                    26,315       396      .01
BANKING  -  2.68%
Wells Fargo & Co.                                            2,700,000    89,269     1.22
Northern Trust Corp.                                           900,000    50,850      .70
M&T Bank Corp.                                                  85,923    31,706      .44
Bank of America Corp.                                          500,000    23,031      .32
DIVERSIFIED TELECOMMUNICATION SERVICES  -  2.58%
CenturyTel, Inc.                                             2,110,000    70,949      .98
Citizens Utilities Co., Series B(1)                          4,287,300    65,381      .90
MCI WorldCom, Inc.(1)                                        1,150,000    51,319      .70
ELECTRICAL & ELECTRONICS  -  2.25%
Cisco Systems, Inc.(1)                                       1,100,000   145,406     2.00
Lucent Technologies Inc.                                       300,000    17,850      .25
BEVERAGES & TOBACCO  -  2.14%
Philip Morris Companies Inc.                                 4,000,000    80,250     1.10
PepsiCo, Inc.                                                1,519,800    49,014      .67
Robert Mondavi Corp., Class A(1)                               366,700    13,430      .19
Beringer Wine Estates Holdings, Inc., Class B(1)               365,000    13,163      .18
CHEMICALS  -  1.61%
Cambrex Corp.                                                1,130,000    45,341      .62
RPM, Inc.                                                    3,158,000    31,580      .44
Ionics, Inc.(1)                                                700,000    19,950      .28
Praxair, Inc.                                                  350,000    11,812      .16
Airgas, Inc.(1)                                                600,000     4,163      .06
Monsanto Co.                                                   100,000     3,881      .05
WIRELESS TELECOMMUNICATION SERVICES  -  1.33%
Western Wireless Corp., Class A(1)                           1,997,900    96,898     1.33
INSURANCE  -  1.11%
American International Group, Inc.                             734,375    64,946      .89
Mercury General Corp.                                          700,000    15,881      .22
LEISURE & TOURISM  -  1.03%
Brinker International, Inc.(1)                               2,950,000    64,163      .88
Papa John's International, Inc.(1)                             450,000    10,800      .15
MACHINERY & ENGINEERING  -  1.03%
Millipore Corp.                                                900,000    48,094      .66
IDEX Corp.                                                     977,000    24,181      .34
Thermo Electron Corp.(1)                                       143,600     2,243      .03
ELECTRONIC INSTRUMENTS  -  1.01%
Applied Materials, Inc.(1)                                     400,000    73,175     1.01
ENERGY EQUIPMENT  -  0.63%
Schlumberger Ltd.                                              624,232    46,115      .63
INDUSTRIAL COMPONENTS  -  0.53%
Tower Automotive, Inc.(1)                                    1,750,000    20,781      .28
Illinois Tool Works Inc.                                       350,000    18,091      .25
IT CONSULTING & SERVICES  -  0.49%
Acxiom Corp.(1)                                                550,000    15,881      .22
Metamor Worldwide Inc.(1)                                      675,000    13,837      .19
Shared Medical Systems Corp.                                   150,000     5,841      .08
TRANSPORTATION: AIRLINES  -  0.45%
Southwest Airlines Co.                                       1,790,000    33,003      .45
BUILDING MATERIALS & COMPONENTS  -  0.45%
Elcor Corp.                                                    975,000    32,663      .45
TEXTILES & APPAREL  -  0.44%
NIKE, Inc., Class B                                          1,127,000    32,049      .44
FOOD & HOUSEHOLD PRODUCTS  -  0.29%
Colgate-Palmolive Co.                                          400,000    20,875      .29
WHOLESALE & INTERNATIONAL TRADE  -  0.27%
Tech Data Corp.(1)                                             900,000    19,519      .27
MULTI-INDUSTRY  -  0.16%
Dover Corp.                                                    300,000    11,569      .16
TRANSPORTATION: RAIL & ROAD  -  0.12%
Wisconsin Central Transportation Corp.(1)                      675,000     8,353      .12
RECREATION & OTHER CONSUMER PRODUCTS  -  0.08%
Mattel, Inc.                                                   600,000     5,775      .08

Miscellaneous  -  0.62%
Other equity securities in initial period of acquisition                  45,558      .62


                                                                      --------------------
Total Equity Securities   (cost: $3,724,191,000)                       6,088,377    83.75


                                                             Principal   Market  Percent
                                                               Amount     Value   of Net
Short-Term Securities                                            (000)     (000)  Assets
--------------------------------------------                 --------  -------- --------
Corporate Short-Term Notes  -  13.56%

Bell Atlantic Financial Services, Inc. 5.68%-5.82% due 3/6-4/  $65,400    65,196      .90
Procter & Gamble Co. 5.71%-5.83% due 3/24-4/17/2000             64,900    64,508      .89
Ford Motor Credit Co. 5.70%-5.71% due 3/17-3/22/2000            63,300    63,107      .87
Eastman Kodak Co. 5.75%-5.89% due 3/6-5/15/2000                 62,350    61,827      .85
CIT Group Holdings, Inc 5.75%-5.86% due 3/27-4/11/2000          60,350    60,056      .83
General Motors Acceptance Corp. 5.71%-5.81% due 3/9-3/21/2000   57,600    57,487      .79
H.J. Heinz Co. 5.72%-5.82% due 3/13-4/7/2000                    55,500    55,231      .76
National Rural Utilities Cooperative Finance Corp.
!5.85%-5.87% due 3/13-3/14/2000                                 55,200    55,083      .76
IBM Credit Corp. 5.71%-5.83% due 3/15-4/24/2000                 55,000    54,672      .75
Ciesco LP 5.70%-5.82% due 3/8-3/14/2000                         52,500    52,409      .72
E.I. du Pont de Nemours and Co. 5.77%-5.81% due 4/19/2000       49,600    49,199      .68
Coca-Cola Co. 5.70%-5.73% due 3/20-4/14/2000                    48,800    48,527      .67
Campbell Soup Co. 5.84% due 4/26-5/4/2000                       47,000    46,531      .64
American Express Credit Corp. 5.65% due 3/3/2000                41,800    41,780      .57
AT&T Corp. 5.75%-5.80% due 3/16-4/10/2000                       41,000    40,793      .56
USAA Capital Corp. 5.73%-5.84% due 3/1-4/27/2000                38,460    38,289      .53
Motorola, Inc. 5.72%-5.78% due 3/30-4/6/2000                    36,600    36,397      .50
Associates First Capital Corp. 5.72% due 3/29/2000              30,000    29,860      .41
Lucent Technologies Inc. 5.87% due 3/10/2000                    25,000    24,960      .34
Motorola Credit Corp. 5.78% due 4/12/2000                       20,200    20,059      .27
Associates Corp. of North America 5.92% due 3/1/2000            20,000    19,997      .27

Federal Agency Discount Notes  -  2.94%

Fannie Mae 5.67%-5.78% due 3/2-4/20/2000                       133,661   133,066     1.83
Freddie Mac 5.66%-5.79% due 3/7-6/15/2000                       80,748    80,348     1.11

                                                                      --------------------
Total Short-Term Securities   (cost: $1,199,399,000)                   1,199,382    16.50
                                                                      --------------------
Total Investment Securities   (cost:$4,923,590,000)                    7,287,759   100.25
Excess of payables over cash and receivables                              18,143      .25
                                                                      --------------------
NET ASSETS                                                             7,269,616   100.00
                                                                      --------------------
(1)  Non-income-producing securities.
(2)  The fund owns 5.09% of the outstanding voting securities of
     Ventiv Health, Inc., and thus should be considered an
     affiliate as defined by the Investment Company Act of 1940.

See Notes to Financial Statements

AMCAP FUND Financial Statements
-------------------------------------------       ---------------- ----------------
Statement of Assets and Liabilities
at February 29, 2000 (dollars in thousands)
-------------------------------------------       ---------------- ----------------
Assets:
Investment securities at market
 (cost: $4,923,590)                                                     $7,287,759
Cash                                                                           215
Receivables for--
 Sales of investments                                      $14,073
 Sales of fund's shares                                      6,903
 Dividends                                                   2,067          23,043
                                                  ----------------------------------
                                                                         7,311,017
Liabilities:
Payables for--
 Purchases of investments                                   29,320
 Repurchases of fund's shares                                5,728
 Management services                                         2,075
 Other expenses                                              4,278          41,401
                                                  ----------------------------------
Net Assets at February 29, 2000--
 Equivalent to $19.00 per share on
 382,652,230 shares of $1 par value
capital stock outstanding (authorized
capital stock--500,000,000 shares)                                      $7,269,616
                                                                   =================
Statement of Operations for the year
ended February 29, 2000 (dollars in thousands)
                                                  ----------------------------------
Investment Income:
Income:
 Dividends                                             $    32,742
 Interest                                                   58,515        $ 91,257
                                                  ------------------
Expenses:
 Management services fee                                    23,853
 Distribution expenses                                      14,744
 Transfer agent fee                                          4,024
 Reports to shareholders                                       231
 Registration statement and prospectus                         394
 Postage, stationery and supplies                              582
 Directors' fees                                               126
 Auditing and legal fees                                        53
 Custodian fee                                                 111
 Taxes other than federal income tax                            88
 Other expenses                                                217          44,423
                                                  ----------------------------------
Net investment income                                                       46,834
                                                                   -----------------
Realized Gain and Unrealized
 Appreciation on Investments:
Net realized gain                                                          999,592
Net increase in unrealized
 appreciation on investments:
 Beginning of year                                       2,082,157
 End of year                                             2,364,169
                                                  ------------------
  Net unrealized appreciation
    on investments                                                         282,012
                                                                   -----------------
 Net realized gain and unrealized
  appreciation on investments                                            1,281,604
                                                                   -----------------
Net Increase in Net Assets Resulting
 From Operations                                                        $1,328,438
                                                                   =================
See Notes to Financial Statements

Statement of Changes in Net
 Assets (dollars in thousands)
---------------------------------------------     ----------------------------------
                                                        Year ended      Year ended
                                                  February 29, 2000February 28, 1999
Operations:                                       ----------------------------------
Net investment income                                   $   46,834      $   36,888
Net realized gain on investments                           999,592         849,757
Net unrealized appreciation
 on investments                                            282,012         136,197
                                                  ----------------------------------
  Net increase in net assets
   resulting from operations                             1,328,438       1,022,842
                                                  ----------------------------------
Dividends and Distributions
  Paid to Shareholders:
Dividends from net investment income                       (34,644)        (38,213)
Distributions from net realized
 gain on investments                                      (856,319)       (673,768)
                                                  ----------------------------------
  Total dividends and distributions                       (890,963)       (711,981)
                                                  ----------------------------------
Capital Share Transactions:
Proceeds from shares sold:
 48,563,421 and 46,252,114
 shares, respectively                                      894,848         807,601
Proceeds from shares issued in
 reinvestment of net investment income
 dividends and distributions of net
 realized gain on investments:
 46,748,655 and 39,917,389 shares,
 respectively                                              836,603         663,119
Cost of shares repurchased:
 45,493,929 and 42,252,652
 shares, respectively                                     (838,228)       (733,197)
                                                  ----------------------------------
  Net increase in net assets
   resulting from capital share transactions               893,223         737,523
                                                  ----------------------------------
Total Increase in Net Assets                             1,330,698       1,048,384

Net Assets:
Beginning of year                                        5,938,918       4,890,534
                                                  ----------------------------------
End of year (including distributions in excess of
 net investment income and undistributed net
 investment income of $(807) and $3,813, respectiv      $7,269,616      $5,938,918
                                                  ==================================

See Notes to Financial Statements


                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     ORGANIZATION - AMCAP Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital by investing in growing, profitable companies.

     SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

     SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Directors.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on securities purchased are amortized daily over the expected life of the security.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

2. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund.

     As of February 29, 2000, net unrealized appreciation on investments for book and federal income tax purposes aggregated $2,364,169,000; $2,902,246,000 related to appreciated securities and $538,077,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the year ended February 29, 2000. The cost of portfolio securities for book and federal income tax purposes was $4,923,590,000 at February 29, 2000.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

   INVESTMENT ADVISORY FEE - The fee of $23,853,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company
(CRMC), with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.485% of the first $1 billion of average net assets; 0.385% of such assets in excess of $1 billion but not exceeding $2 billion; 0.355% of such assets in excess of $2 billion but not exceeding $3 billion; 0.335% of such assets in excess of $3 billion but not exceeding $5 billion; 0.32% of such assets in excess of $5 billion but not exceeding $8 billion; and 0.31% of such assets in excess of $8 billion.

    DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution, the fund may expend up to 0.25% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Directors. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the year ended February 29, 2000, distribution expenses under the Plan were $14,744,000. As of February 29, 2000, accrued and unpaid distribution expenses were $3,456,000. American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $2,191,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

  TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $4,024,000.

  DEFERRED DIRECTORS' FEES - Directors who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of February 29, 2000, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1993), net of any payments to Directors, were $850,000.

  CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Directors and officers of the fund are or may be considered to be affiliated with CRMC, AFS, and AFD. No such persons received any remuneration directly from the fund.

4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

   The fund made purchases and sales of investment securities, excluding short-term securities, of $1,861,896,000 and $1,998,549,000, respectively, during the year ended February 29, 2000.

   As of February 29, 2000, accumulated undistributed net realized gain on investments was $399,132,000 and additional paid-in capital was $4,124,470,000. The fund reclassified $16,810,000 and $17,870,000 from undistributed net investment income and undistributed net realized gains, respectively, to paid-in capital, for the year ended February 29, 2000.

   Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $111,000 includes $32,000 that was paid by these credits rather than in cash.



AMCAP FUND
Per-Share Data and Ratios
--------------------------------- ------   ------    ------   ------  ------
                                                  Year endedFebruary 28 or 29
                                  ------   ------    ------   ------  ------
                                     2000     1999      1998     1997    1996
                                  ------   ------    ------   ------  ------
Net Asset Value, Beginning
 of Year                          $ 17.84 $  16.93 $   14.60 $ 14.40 $  12.28
                                  ------   ------    ------   ------  ------

 Income from Investment
  Operations:
   Net investment income             .13      .12       .10      .12     .16
   Net gains on securities (both
  realized and unrealized)          3.61     3.21      4.80     1.51     3.32
                                  ------   ------    ------   ------  ------
    Total from investment operati   3.74     3.33      4.90     1.63     3.48
                                  ------   ------    ------   ------  ------
 Less Distributions:
  Dividends (from net investment
   income)                          (.10)    (.13)     (.10)    (.12)   (.17)
  Distributions (from capital gai  (2.48)   (2.29)    (2.47)   (1.31)  (1.19)
                                  ------   ------    ------   ------  ------
   Total distributions             (2.58)   (2.42)    (2.57)   (1.43)  (1.36)
                                  ------   ------    ------   ------  ------
Net Asset Value, End of Year      $ 19.00 $  17.84 $   16.93 $  14.60 $ 14.40
                                  ======   ======    ======   ======  ======
Total Return/1/                    22.30%   21.07%    36.97%   11.74%  29.29%

Ratios/Supplemental Data:
 Net assets, end of year (in
  millions)                       $7,270   $5,939    $4,891   $3,807  $3,693
 Ratio of expenses to average
  net assets                         .68%     .67%      .68%     .69%    .71%
 Ratio of net income to
  average net assets                 .72%     .70%      .62%     .81%   1.16%

 Portfolio turnover rate           34.36%   36.46%    31.42%   24.14%  35.16%


/1/Excludes maximum sales charge
 of 5.75%.

Independent Auditors' Report
To the Board of Directors and Shareholders of AMCAP Fund, Inc.:

 We have audited the accompanying statement of assets and liabilities of AMCAP Fund, Inc.(the "fund"), including the investment portfolio as of February 29, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended. These financial statements and per-share data and ratios are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and per-share data and ratios based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per-share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of February 29, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and per-share data and ratios referred to above present fairly, in all material respects, the financial position of AMCAP Fund, Inc. as of February 29, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Los Angeles, California
March 30, 2000

2000 Tax Information (Unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year. The distributions made during the fiscal year by the fund were earned from the following sources:

                                                   Dividends and Distributions per Share

To Shareholders          Payment Date              From Net                   From Net Realized
of Record                                          Investment Income          Long-Term Gains

June 18, 1999            June 21, 1999             $0.03                      $0.820

December 9, 1999         December 10, 1999         0.07                       1.655



Corporate shareholders may exclude up to 70% of qualifying dividends received during the year. For purposes of computing this exclusion, 68% of the dividends paid by the fund from net investment income represent qualifying dividends.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

The fund also designates as a capital gain distribution a portion of earnings and profits paid to shareholders in redemption of their shares.

SINCE THE AMOUNTS ABOVE ARE REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION, WHICH WAS MAILED IN JANUARY 2000, TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 1999 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.



                                    PART C
                               OTHER INFORMATION
                                AMCAP FUND, INC.

ITEM 23. EXHIBITS

(a) Articles Supplementary as filed with the State of Maryland on 1/24/01
(b) Previously filed (see Post-Effective Amendment No. 60 filed 4/23/97)
(c) Form of Share Certificate
(d) Previously filed (see Post-Effective Amendment No. 64 filed 3/8/00)
(e) Form of Amended and Restated Principal Underwriting Agreement
(f) None
(g) Previously filed (see Post-Effective Amendment No. 60 filed 4/23/97)
(h) Form of Administrative Services Agreement
(i) Legal Opinion for Class C and Class F Shares
(j) Consent of Independent Auditors
(k) None
(l) None
(m) Form of Plans of Distribution relating to Class C and Class F Shares
(n) Form of Amended and Restated Multiple Class Plan
(o) None
(p) Code of Ethics

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

 None

ITEM 25. INDEMNIFICATION

 The registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policy written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company, and ICI Mutual Insurance Company which insures its officers and directors against certain liabilities.

ITEM 25. INDEMNIFICATION (CONTINUED)

ARTICLE VIII (H) AND (I) OF THE ARTICLES OF INCORPORATION OF THE FUND PROVIDES
THAT:

 (h) "The Corporation shall indemnify (1) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent provided by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law; and (2) its other employees and agents to such extent as shall be authorized by the Board of Directors or the Corporation's By-Laws and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such by-laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of this Charter of the Corporation shall limit or eliminate the right to indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal. Nothing contained herein shall be construed to authorize the Corporation to indemnify any director or officer of the Corporation against any liability to the Corporation or to any holders of securities of the Corporation to which he is subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Any indemnification by the Corporation shall be consistent with the requirements of law, including the Investment Company Act of 1940."

 (i) To the fullest extent permitted by Maryland statutory and decisional law and the 1940 Act, as amended or interpreted, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability, to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment, modification or repeal of this Article VIII shall adversely affect any right or protection of a director or officer that exists at the time of such amendment, modification or repeal."

 Subsection (b) of Section 2-418 of the GENERAL CORPORATION LAW OF MARYLAND empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is proved that: (i) the act or omission of the person was material to the cause of action adjudicated in the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

ITEM 25. INDEMNIFICATION (CONTINUED)

 Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors of a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by any party to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection
(b).

 Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbedin a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

 None

ITEM 27. PRINCIPAL UNDERWRITERS

 (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B)                 (1)                                             (2)             (3)



       NAME AND PRINCIPAL          POSITIONS AND OFFICES         POSITIONS AND OFFICES

          BUSINESS ADDRESS           WITH UNDERWRITER              WITH REGISTRANT



       David L. Abzug              Vice President                None

       27304 Park Vista Road

       Agoura Hills, CA 91301



       John A. Agar                Vice President                None

       1501 N. University, Suite 227A

       Little Rock, AR 72207



       Robert B. Aprison           Vice President                None

       2983 Bryn Wood Drive

       Madison, WI  53711



L      William W. Bagnard          Vice President                None



       Steven L. Barnes            Senior Vice President         None

       5400 Mount Meeker Road

       Suite 1

       Boulder, CO  80301-3508



B      Carl R. Bauer               Vice President                None



       Michelle A. Bergeron        Senior Vice President         None

       4160 Gateswalk Drive

       Smyrna, GA 30080



       J. Walter Best, Jr.         Regional Vice President       None

       9013 Brentmeade Blvd.

       Brentwood, TN 37027



       Joseph T. Blair             Senior Vice President         None

       148 E. Shore Ave.

       Groton Long Point, CT 06340



       John A. Blanchard           Vice President                None

       6421 Aberdeen Road

       Mission Hills, KS  66208



       Ian B. Bodell               Senior Vice President         None

       P.O. Box 1665

       Brentwood, TN  37024-1665



       Mick L. Brethower           Senior Vice President         None

       2320 North Austin Avenue

       Georgetown, TX 78626



       Alan Brown                  Vice President                None

       4129 Laclede Avenue

       St. Louis, MO 63108



B      J. Peter Burns              Vice President                None



       Brian C. Casey              Vice President                None

       8002 Greentree Road

       Bethesda, MD  20817



       Victor C. Cassato           Senior Vice President         None

       609 W. Littleton Blvd., Suite 310

       Greenwood Village, CO  80120



       Christopher J. Cassin       Senior Vice President         None

       19 North Grant Street

       Hinsdale, IL  60521



       Denise M. Cassin            Vice President                None

       1301 Stoney Creek Drive

       San Ramon, CA  94538



L      Larry P. Clemmensen         Director                      None



L      Kevin G. Clifford           Director, President and Co-Chief    None

                                   Executive Officer



       Ruth M. Collier             Senior Vice President         None

       29 Landsdowne Drive

       Larchmont, NY 10538



S      David Coolbaugh             Assistant Vice President      None



H      Carlo O. Cordasco           Assistant Vice President      None



       Thomas E. Cournoyer         Vice President                None

       2333 Granada Boulevard

       Coral Gables, FL  33134



       Douglas A. Critchell        Senior Vice President         None

       3521 Rittenhouse Street, N.W.

       Washington, D.C.  20015



L      Carl D. Cutting             Vice President                None



       William F. Daugherty        Regional Vice President       None

       1216 Highlander Way

       Mechanicsburg, PA 17055



       Guy E. Decker               Regional Vice President       None

       345 Trowbridge Lane

       Lawrenceville, GA 300436



       Daniel J. Delianedis        Vice President                None

       8689 Braxton Drive

       Eden Prairie, MN  55347



       James A. DePerno, Jr.       Regional Vice President       None

       91 Church Street

       East Aurora, NY 14052



L      Bruce De Priester           Vice President                None



       Michael A. DiLella          Vice President                None

       P. O. Box 661

       Ramsey, NJ  07446



       G. Michael Dill             Senior Vice President         None
       505 E. Main Street

       Jenks, OK  74037



       Kirk D. Dodge               Senior Vice President         None

       2627 Mission Street

       San Marino, CA  91108



       Peter J. Doran              Director, Executive Vice President    None

       100 Merrick Road, Suite 216W

       Rockville Centre, NY 11570



L      Michael J. Downer           Secretary                     None



       Michael J. Dullaghan        Regional Vice President       None

       1307 Sage Court

       Chesapeake, VA 23320



       Robert W. Durbin            Vice President                None

       74 Sunny Lane

       Tiffin, OH  44883



I      Lloyd G. Edwards            Senior Vice President         None

       Timothy L. Ellis            Regional Vice President       None

       1441 Canton Mart Road, Suite 9

       Jackson, MS 39211



       John R. Fodor               Senior Vice President         None

       15 Latisquama Road

       Southborough, MA  01772



       Daniel B. Frick             Regional Vice President       None

       845 Western Avenue

       Glen Ellyn, IL 60137



       Clyde E. Gardner            Senior Vice President         None

       Route 2, Box 3162

       Osage Beach, MO  65065



B      Evelyn K. Glassford         Vice President                None



       Jeffrey J. Greiner          Vice President                None

       12210 Taylor Road

       Plain City, OH  43064



L      Paul G. Haaga, Jr.          Director                      Senior Vice President



B      Mariellen Hamann            Assistant Vice President      None



       Derek S. Hansen             Regional Vice President       None

       13033 Ridgedale Drive, PMB 147
       Minnetonka, MN 55305



       David E. Harper             Senior Vice President         None

       150 Old Franklin School Road

       Pittstown, NJ 08867



H      Mary Pat Harris             Assistant Vice President      None



       Ronald R. Hulsey            Senior Vice President         None

       6744 Avalon

       Dallas, TX  75214



       Robert S. Irish             Vice President                None

       1225 Vista Del Mar Drive

       Delray Beach, FL  33483



       Michael J. Johnston         Director                      None

       630 Fifth Avenue, 36th Floor

       New York, NY  10111



B      Damien M. Jordan            Vice President                None



       John P. Keating             Regional Vice President       None

       2285 Eagle Harbor Parkway

       Orange Park, FL 32073



       Dorothy Klock               Vice President                None

       555 Madison Avenue, 29th Floor

       New York, NY 10022



H      Dianne L. Koske             Assistant Vice President



       Andrew R. LeBlanc           Regional Vice President       None

       78 Eton Road

       Garden City, NY 11530



       Arthur J. Levine            Senior Vice President         None

       12558 Highlands Place

       Fishers, IN  46038



B      Karl A. Lewis               Assistant Vice President      None



       T. Blake Liberty            Vice President                None

       5506 East Mineral Lane

       Littleton, CO  80122



       Mark J. Lien                Regional Vice President       None

       5570 Beechwood Terrace

       West Des Moines, IA 50266



L      Lorin E. Liesy              Vice President                None



       Louis K. Linquata           Regional Vice President       None

       170 South Battin

       Wichita, KS 67218



LW     Robert W. Lovelace          Director                      None



       Stephen A. Malbasa          Senior Vice President         None

       13405 Lake Shore Blvd.

       Cleveland, OH  44110

       Steven M. Markel            Senior Vice President         None

       5241 South Race Street

       Littleton, CO  80121



L      J. Clifton Massar           Director, Senior Vice President   None



L      E. Lee McClennahan          Senior Vice President         None



       James R. McCrary            Regional Vice President       None

       963 1st Street, #1

       Hermosa Beach, CA 90254



S      John V. McLaughlin          Senior Vice President         None



       Terry W. McNabb             Vice President                None

       2002 Barrett Station Road

       St. Louis, MO  63131



       William E. Noe              Vice President                None

       304 River Oaks Road

       Brentwood, TN  37027



       Peter A. Nyhus              Vice President                None

       3084 Wilds Ridge Court

       Prior Lake, MN  55372



       Eric P. Olson               Vice President                None

       62 Park Drive

       Glenview, IL  60025



       Jeffrey A. Olson            Regional Vice President       None

       930 S. Cowley Street, #305

       Spokane, WA 99202



       Gary A. Peace               Regional Vice President       None

       291 Kaanapali Drive

       Napa, CA 94558



       Samuel W. Perry             Regional Vice President       None

       4730 East Indian School Road

       Suite 120

       Phoenix, AZ 85018



       David K. Petzke             Regional Vice President       None

       4016 Saint Lucia Street

       Boulder, CO 80301



       Fredric Phillips            Senior Vice President         None

       175 Highland Avenue, 4th Floor

       Needham, MA  02494



B      Candance D. Pilgrim         Assistant Vice President      None



       Carl S. Platou              Vice President                None

       7455 80th Place, S.E.

       Mercer Island, WA  98040



L      John O. Post                Senior Vice President         None



S      Richard P. Prior            Vice President                None



       Steven J. Reitman           Senior Vice President         None

       212 The Lane

       Hinsdale, IL  60521



       Brian A. Roberts            Vice President                None

       P.O. Box 388

       Glenville, NC  28736



       George S. Ross              Senior Vice President         None

       P.O. Box 376

       Southport, ME 04576



L      Julie D. Roth               Vice President                None



L      James F. Rothenberg         Director                      None



       Douglas F. Rowe             Vice President                None

       414 Logan Ranch Road

       Georgetown, TX  78628



       Christopher S. Rowey        Vice President                None

       10538 Cheviot Drive

       Los Angeles, CA  90064



       Dean B. Rydquist            Senior Vice President         None

       1080 Bay Pointe Crossing

       Alpharetta, GA  30005

       Richard R. Samson           Senior Vice President         None

       4604 Glencoe Avenue, #4

       Marina del Rey, CA  90292



       Joseph D. Scarpitti         Vice President                None

       31465 St. Andrews

       Westlake, OH  44145



       Shannon D. Schofield        Regional Vice President       None

       3078 Peachtree Drive, NE

       Atlanta, GA 30305



L      R. Michael Shanahan         Director                      Chairman of the Board and PEO



       Brad W. Short               Regional Vice President       None

       1601 Seal Way

       Seal Beach, CA 90740



       David W. Short              Chairman of the Board and     None

       1000 RIDC Plaza, Suite 212   Co-Chief Executive Officer

       Pittsburgh, PA 15238



       William P. Simon            Senior Vice President         None

       912 Castlehill Lane

       Devon, PA 19333



       Jerry L. Slater             Regional Vice President       None

       4152 42nd Avenue, NE

       Seattle, WA 98105



       Rodney G. Smith             Senior Vice President         None

       100 N. Central Expressway

       Suite 1214

       Richardson, TX  75080



S      Sherrie L. Snyder-Senft     Assistant Vice President      None



       Anthony L. Soave            Regional Vice President       None

       8831 Morning Mist Drive

       Clarkston, MI 48348



L      Therese L. Souiller         Assistant Vice President      None



       Nicholas D. Spadaccini      Vice President                None

       855 Markley Woods Way

       Cincinnati, OH  45230



L      Kristen J. Spazafumo        Assistant Vice President      None



       Daniel S. Spradling         Senior Vice President         None

       181 Second Avenue

       Suite 228

       San Mateo, CA  94401



LW     Eric H. Stern               Director                      None



B      Max D. Stites               Vice President                None



       Thomas A. Stout             Vice President                None

       1004 Ditchley Road

       Virginia Beach, VA 23451



       Craig R. Strauser           Vice President                None

       3 Dover Way

       Lake Oswego, OR  97034



       Francis N. Strazzeri        Senior Vice President         None

       3021 Kensington Trace

       Tarpon Springs, FL 34689



L      Drew W. Taylor              Assistant Vice President      None



       Gary J. Thoma               Regional Vice President       None

       604 Thelosen Drive

       Kimberly, WI 54136



L      James P. Toomey             Vice President                None



I      Christopher E. Trede        Vice President                None



       George F. Truesdail         Senior Vice President         None

       400 Abbotsford Court

       Charlotte, NC  28270



       Scott W. Ursin-Smith        Vice President                None

       60 Reedland Woods Way

       Tiburon, CA  94920



       J. David Viale              Regional Vice President       None

       39 Old Course Drive

       Newport Beach, CA 92660



       Thomas E. Warren            Vice President                None

       119 Faubel Street

       Sarasota, FL  34242



L      J. Kelly Webb               Senior Vice President,        None

                                   Treasurer and Controller



       Gregory J. Weimer           Vice President                None

       206 Hardwood Drive

       Venetia, PA  15367



B      Timothy W. Weiss            Director                      None



       George J. Wenzel            Regional Vice President       None

       251 Barden Road

       Bloomfield, MI 48304



H      J. D. Wiedmaier             Assistant Vice President      None



SF     N. Dexter Williams          Senior Vice President         None



       Timothy J. Wilson           Vice President                None

       113 Farmview Place

       Venetia, PA  15367



B      Laura L. Wimberly           Vice President                None



H      Marshall D. Wingo           Director, Senior Vice President   None



L      Robert L. Winston           Director, Senior Vice President   None



       William R. Yost             Senior Vice President         None

       9320 Overlook Trail

       Eden Prairie, MN  55347



       Janet M. Young              Regional Vice President       None

       1616 Vermont

       Houston, TX  77006



       Jonathan A. Young           Regional Vice President       None

       329 Downing Drive

       Chesapeake, VA 23322



       Scott D. Zambon             Regional Vice President       None

       2887 Player Lane

       Tustin Ranch, CA  92782


__________

L Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B Business Address, 135 South State College Boulevard, Brea, CA  92821
S Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
SF Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

 (c) None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

 Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, 3500 Wiseman Boulevard, San Antonio, Texas 78251 and 5300 Robin Hood Road, Norfolk, VA 23513.

 Registrant's records covering portfolio transactions are maintained and kept by the fund's custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, New York 10081.

ITEM 29. MANAGEMENT SERVICES

 None

ITEM 30. UNDERTAKINGS

 n/a


                            SIGNATURE OF REGISTRANT

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California on the 12/th/ day of March, 2001.

   AMCAP FUND, INC.
   By /s/ R. Michael Shanahan
        (R. Michael Shanahan, Chairman of the Board)

 Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on March 12, 2001, by the following persons in the capacities indicated.


            SIGNATURE                           TITLE
(1) Chief Executive Officer:
    /s/ R. Michael Shanahan                     Chairman of the Board
    (R. Michael Shanahan)
(2) Principal Financial Officer
    and Principal Accounting Officer:
    /s/ Sheryl F. Johnson                       Treasurer
    (Sheryl F. Johnson)
(3) Directors:
    H. Frederick Christie*/1/                   Director
    Mary Anne Dolan*/1/                         Director
    Martin Fenton*/1/                           Director
    Claudia P. Huntington*/1/                   President and Director
    Mary Myers Kaupilla*/1/                     Director
    Bailey Morris-Eck*/1/                       Director
    Kirk P. Pendleton*/1/                       Director
    Olin C. Robison*/1/                         Director
    Steven B. Sample*/1/                        Director
    /s/ R. Michael Shanahan                     Chairman of the Board
    (R. Michael Shanahan)

*By   /s/ Julie F. Williams
         (Julie F. Williams, Attorney-in-Fact)

 /1/  Powers of Attorney attached hereto.
Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

         /s/ Michael J. Downer
        (Michael J. Downer)

                               POWER OF ATTORNEY

 I, H. Frederick Christie, the undersigned director of AMCAP Fund, Inc., a Maryland corporation, revoking all prior powers of attorney given as a director of AMCAP Fund, Inc., do hereby constitute and appoint Paul G. Haaga, Jr., Sheryl F. Johnson, Stuart R. Strachan, and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as a director of said Corporation to any and all amendments to the Registration Statement of AMCAP Fund, Inc., File No. No. 2-26516 under the Securities Act of 1933, as amended, and/or the Investment Company Act of 1940, as amended, said amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Corporation is registered to sell shares, and (2) to deliver any and all such amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended, and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full powers and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

EXECUTED at Los Angeles, California, this 15/th/ day of November, 2000.

/s/ H. Frederick Christie
Director: H. Frederick Christie


                               POWER OF ATTORNEY

 I, Mary Anne Dolan, the undersigned director of AMCAP Fund, Inc., a Maryland corporation, revoking all prior powers of attorney given as a director of AMCAP Fund, Inc., do hereby constitute and appoint Paul G. Haaga, Jr., Sheryl F. Johnson, Stuart R. Strachan, and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as a director of said Corporation to any and all amendments to the Registration Statement of AMCAP Fund, Inc., File No. 2-26516 under the Securities Act of 1933, as amended, and/or the Investment Company Act of 1940, as amended, said amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Corporation is registered to sell shares, and (2) to deliver any and all such amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended, and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full powers and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

EXECUTED at Los Angeles, California, this 15/th/ day of November, 2000.

  /s/   Mary Anne Dolan
Director: Mary Anne Dolan


                               POWER OF ATTORNEY

 I, Claudia P. Huntington, the undersigned director of AMCAP Fund, Inc., a Maryland corporation, revoking all prior powers of attorney given as a director of AMCAP Fund, Inc., do hereby constitute and appoint Paul G. Haaga, Jr., Sheryl F. Johnson, Stuart R. Strachan, and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as a director of said Corporation to any and all amendments to the Registration Statement of AMCAP Fund, Inc., File No. 2-26516 under the Securities Act of 1933, as amended, and/or the Investment Company Act of 1940, as amended, said amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Corporation is registered to sell shares, and (2) to deliver any and all such amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended, and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full powers and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

EXECUTED at Los Angeles, California, this 15/th/ day of November, 2000.

 /s/ Claudia P. Huntington
Director: Claudia P. Huntington


                               POWER OF ATTORNEY

 I, Martin Fenton, the undersigned director of AMCAP Fund, Inc., a Maryland corporation, revoking all prior powers of attorney given as a director of AMCAP Fund, Inc., do hereby constitute and appoint Paul G. Haaga, Jr., Sheryl F. Johnson, Stuart R. Strachan, and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as a director of said Corporation to any and all amendments to the Registration Statement of AMCAP Fund, Inc., File No. 2-26516 under the Securities Act of 1933, as amended, and/or the Investment Company Act of 1940, as amended, said amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Corporation is registered to sell shares, and (2) to deliver any and all such amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended, and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full powers and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

EXECUTED at Los Angeles, California, this 15/th/ day of November, 2000.

/s/ Martin Fenton
Director: Martin Fenton


                               POWER OF ATTORNEY

 I, Mary Myers Kauppila, the undersigned director of AMCAP Fund, Inc., a Maryland corporation, revoking all prior powers of attorney given as a director of AMCAP Fund, Inc., do hereby constitute and appoint Paul G. Haaga, Jr., Sheryl F. Johnson, Stuart R. Strachan, and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as a director of said Corporation to any and all amendments to the Registration Statement of AMCAP Fund, Inc., File No. 2-26516 under the Securities Act of 1933, as amended, and/or the Investment Company Act of 1940, as amended, said amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Corporation is registered to sell shares, and (2) to deliver any and all such amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended, and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full powers and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

EXECUTED at Los Angeles, California, this 15/th/ day of November, 2000.

/s/ Mary Myers Kauppila
Director: Mary Myers Kauppila


                               POWER OF ATTORNEY

 I, Bailey Morris-Eck, the undersigned director of AMCAP Fund, Inc., a Maryland corporation, revoking all prior powers of attorney given as a director of AMCAP Fund, Inc., do hereby constitute and appoint Paul G. Haaga, Jr., Sheryl F. Johnson, Stuart R. Strachan, and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as a director of said Corporation to any and all amendments to the Registration Statement of AMCAP Fund, Inc., File No. 2-26516 under the Securities Act of 1933, as amended, and/or the Investment Company Act of 1940, as amended, said amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Corporation is registered to sell shares, and (2) to deliver any and all such amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended, and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full powers and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

EXECUTED at Los Angeles, California, this 15/th/ day of November, 2000.

 /s/ Bailey Morris-Eck
Director: Bailey Morris-Eck


                               POWER OF ATTORNEY

 I, Kirk P. Pendleton, the undersigned director of AMCAP Fund, Inc., a Maryland corporation, revoking all prior powers of attorney given as a director of AMCAP Fund, Inc., do hereby constitute and appoint Paul G. Haaga, Jr., Sheryl F. Johnson, Stuart R. Strachan, and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as a director of said Corporation to any and all amendments to the Registration Statement of AMCAP Fund, Inc., File No. 2-26516 under the Securities Act of 1933, as amended, and/or the Investment Company Act of 1940, as amended, said amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Corporation is registered to sell shares, and (2) to deliver any and all such amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended, and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full powers and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

EXECUTED at Los Angeles, California, this 15/th/ day of November, 2000.

/s/ Kirk P. Pendleton
Director: Kirk P. Pendleton


                               POWER OF ATTORNEY

 I, Olin C. Robison, the undersigned director of AMCAP Fund, Inc., a Maryland corporation, revoking all prior powers of attorney given as a director of AMCAP Fund, Inc., do hereby constitute and appoint Paul G. Haaga, Jr., Sheryl F. Johnson, Stuart R. Strachan, and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as a director of said Corporation to any and all amendments to the Registration Statement of AMCAP Fund, Inc., File No. 2-26516 under the Securities Act of 1933, as amended, and/or the Investment Company Act of 1940, as amended, said amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Corporation is registered to sell shares, and (2) to deliver any and all such amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended, and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full powers and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

EXECUTED at Los Angeles, California, this 15/th/ day of November, 2000.

/s/ Olin C. Robison
Director: Olin C. Robison


                               POWER OF ATTORNEY

 I, Steven B. Sample, the undersigned director of AMCAP Fund, Inc., a Maryland corporation, revoking all prior powers of attorney given as a director of AMCAP Fund, Inc., do hereby constitute and appoint Paul G. Haaga, Jr., Sheryl F. Johnson, Stuart R. Strachan, and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as a director of said Corporation to any and all amendments to the Registration Statement of AMCAP Fund, Inc., File No. 2-26516 under the Securities Act of 1933, as amended, and/or the Investment Company Act of 1940, as amended, said amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Corporation is registered to sell shares, and (2) to deliver any and all such amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended, and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full powers and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

EXECUTED at Los Angeles, California, this 15/th/ day of November, 2000.

/s/ Steven B. Sample
Director: Steven B. Sample